UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA	19103

(Address of principal executive offices)	(Zip code)

Vincent T. Lowry
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-738-8870

Date of fiscal year end: June 30

Date of reporting period: January 1, 2012 – March 31, 2012

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

RevenueShares Large Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.9%
Automobiles & Components - 2.1%
BorgWarner, Inc. *	1,347	$113,606
Ford Motor Co.	180,189	2,250,560
Goodyear Tire & Rubber Co. *	30,624	343,601
Harley-Davidson, Inc.	1,773	87,019
Johnson Controls, Inc.	20,114	653,303
Total Automobiles & Components		3,448,089
Banks - 1.9%
BB&T Corp.	5,425	170,291
Comerica, Inc.	1,315	42,553
Fifth Third Bancorp	8,005	112,470
First Horizon National Corp.	2,593	26,915
Hudson City Bancorp, Inc.	5,636	41,199
Huntington Bancshares, Inc.	7,932	51,161
KeyCorp	9,687	82,339
M&T Bank Corp.	850	73,848
People's United Financial, Inc.	1,648	21,820
PNC Financial Services Group, Inc.	4,320	278,597
Regions Financial Corp.	20,898	137,718
SunTrust Banks, Inc.	6,868	166,000
U.S. Bancorp	11,198	354,753
Wells Fargo & Co.	44,092	1,505,301
Zions Bancorporation	2,089	44,830
Total Banks		3,109,795
Capital Goods - 8.4%
3M Co.	5,486	489,406
Boeing Co.	14,691	1,092,570
Caterpillar, Inc.	8,243	878,044
Cooper Industries PLC, Class A	1,394	89,146
Cummins, Inc.	2,275	273,091
Danaher Corp.	4,586	256,816
Deere & Co.	6,096	493,166
Dover Corp.	2,111	132,866
Eaton Corp.	5,165	257,372
Emerson Electric Co.	7,547	393,802
Fastenal Co.	850	45,985
Flowserve Corp.	629	72,656
Fluor Corp.	6,005	360,540
General Dynamics Corp.	7,408	543,599
General Electric Co.	120,970	2,427,868
Goodrich Corp.	1,032	129,454
Honeywell International, Inc.	10,034	612,576
Illinois Tool Works, Inc.	5,078	290,055
Ingersoll-Rand PLC	5,994	247,852
Jacobs Engineering Group, Inc. *	3,584	159,022
Joy Global, Inc.	862	63,357
L-3 Communications Holdings, Inc.	3,648	258,169
Lockheed Martin Corp.	8,859	796,070
Masco Corp.	9,441	126,226
Northrop Grumman Corp.	7,269	443,990
PACCAR, Inc.	5,165	241,877
Pall Corp.	739	44,067
Parker Hannifin Corp.	2,185	184,742
Precision Castparts Corp.	585	101,146
Quanta Services, Inc. *	3,230	67,507
Raytheon Co.	8,159	430,632
Rockwell Automation, Inc.	1,138	90,699
Rockwell Collins, Inc.	1,370	78,857
Roper Industries, Inc.	462	45,812
Snap-On, Inc.	799	48,715
Textron, Inc.	6,818	189,745
Tyco International Ltd.	5,378	302,136
United Technologies Corp.	11,422	947,341
W.W. Grainger, Inc.	613	131,679
Xylem, Inc./NY	2,261	62,743
Total Capital Goods		13,901,396
Commercial & Professional Services - 0.6%
Avery Dennison Corp.	3,679	110,848
Cintas Corp.	1,549	60,597
Dun & Bradstreet Corp.	334	28,300
Equifax, Inc.	722	31,956
Iron Mountain, Inc.	1,763	50,774
Pitney Bowes, Inc.	4,974	87,443
R.R. Donnelley & Sons Co.	13,555	167,946
Republic Services, Inc.	4,512	137,887
Robert Half International, Inc.	2,002	60,661
Stericycle, Inc. *	312	26,096
Waste Management, Inc.	6,348	221,926
Total Commercial & Professional Services		984,434
Consumer Durables & Apparel - 1.0%
Coach, Inc.	880	68,006
D.R. Horton, Inc.	3,656	55,462
Harman International Industries, Inc.	1,253	58,653
Hasbro, Inc.	2,007	73,697
Leggett & Platt, Inc.	2,589	59,573
Lennar Corp., Class A	1,899	51,615
Mattel, Inc.	3,170	106,702
Newell Rubbermaid, Inc.	5,338	95,070
NIKE, Inc., Class B	3,049	330,634
Pultegroup, Inc. *	7,344	64,994
Ralph Lauren Corp., Class A	527	91,872
Stanley Black & Decker, Inc.	2,103	161,847
VF Corp.	987	144,082
Whirlpool Corp.	4,111	315,971
Total Consumer Durables & Apparel		1,678,178
Consumer Services - 1.2%
Apollo Group, Inc., Class A *	1,922	74,266
Carnival Corp.	8,109	260,137
Chipotle Mexican Grill, Inc., Class A *	93	38,874
Darden Restaurants, Inc.	2,360	120,738
DeVry, Inc.	995	33,701
H&R Block, Inc.	3,265	53,775
International Game Technology	1,946	32,673
Marriott International, Inc., Class A	5,405	204,579
McDonald's Corp.	4,543	445,668
Starbucks Corp.	3,634	203,104
Starwood Hotels & Resorts Worldwide, Inc.	1,629	91,892
Wyndham Worldwide Corp.	1,557	72,416
Wynn Resorts Ltd.	684	85,418
Yum! Brands, Inc.	2,967	211,191
Total Consumer Services		1,928,432
Diversified Financials - 5.8%
American Express Co.	9,455	547,066
Ameriprise Financial, Inc.	3,011	172,018
Bank of America Corp.	195,616	1,872,045
Bank of New York Mellon Corp.	10,897	262,945
BlackRock, Inc., Class A	772	158,183
Capital One Financial Corp.	5,726	319,167
Charles Schwab Corp.	5,385	77,382
Citigroup, Inc.	47,704	1,743,581
CME Group, Inc., Class A	193	55,841
Discover Financial Services	4,381	146,063
E*Trade Financial Corp. *	3,643	39,891
Federated Investors, Inc., Class B	686	15,373
Franklin Resources, Inc.	936	116,092
Goldman Sachs Group, Inc.	5,353	665,753
The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Large Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
IntercontinentalExchange, Inc. *	162	$22,262
Invesco Ltd.	2,676	71,369
JPMorgan Chase & Co.	43,763	2,012,223
Legg Mason, Inc.	1,587	44,325
Leucadia National Corp.	1,117	29,154
Moody's Corp.	898	37,806
Morgan Stanley	35,917	705,410
NASDAQ OMX Group, Inc. *	2,137	55,348
Northern Trust Corp.	1,471	69,799
NYSE Euronext	2,578	77,366
SLM Corp.	5,791	91,266
State Street Corp.	3,706	168,623
T. Rowe Price Group, Inc.	708	46,232
Total Diversified Financials		9,622,583
Energy - 14.7%
Alpha Natural Resources, Inc. *	5,830	88,674
Anadarko Petroleum Corp.	2,639	206,739
Apache Corp.	2,466	247,685
Baker Hughes, Inc.	6,478	271,687
Cabot Oil & Gas Corp.	470	14,650
Cameron International Corp. *	2,138	112,951
Chesapeake Energy Corp.	8,017	185,754
Chevron Corp.	35,006	3,754,043
ConocoPhillips	48,482	3,685,117
Consol Energy, Inc.	2,883	98,310
Denbury Resources, Inc. *	1,893	34,509
Devon Energy Corp.	2,355	167,488
Diamond Offshore Drilling, Inc.	792	52,866
El Paso Corp.	2,663	78,692
EOG Resources, Inc.	1,175	130,543
EQT Corp.	523	25,214
Exxon Mobil Corp.	81,575	7,075,000
FMC Technologies, Inc. *	1,509	76,084
Halliburton Co.	11,155	370,234
Helmerich & Payne, Inc.	680	36,686
Hess Corp.	10,141	597,812
Marathon Oil Corp.	14,772	468,272
Marathon Petroleum Corp.	27,208	1,179,739
Murphy Oil Corp.	8,254	464,453
Nabors Industries Ltd. *	4,574	79,999
National Oilwell Varco, Inc.	2,730	216,953
Newfield Exploration Co. *	1,196	41,477
Noble Corp.	1,054	39,493
Noble Energy, Inc.	586	57,299
Occidental Petroleum Corp.	3,838	365,493
Peabody Energy Corp.	3,832	110,975
Pioneer Natural Resources Co.	348	38,833
QEP Resources, Inc.	1,485	45,293
Range Resources Corp.	288	16,744
Rowan Cos., Inc. *	467	15,378
Schlumberger Ltd.	8,240	576,223
Southwestern Energy Co. *	1,401	42,871
Spectra Energy Corp.	2,781	87,741
Sunoco, Inc.	17,674	674,263
Tesoro Corp. *	15,782	423,589
Valero Energy Corp.	68,004	1,752,463
Williams Cos., Inc.	5,345	164,680
Wpx Energy, Inc. *	3,440	61,954
Total Energy		24,234,923
Food & Staples Retailing - 9.0%
Costco Wholesale Corp.	15,771	1,432,007
CVS Caremark Corp.	38,519	1,725,651
Kroger Co.	55,671	1,348,908
Safeway, Inc.	32,475	656,320
SUPERVALU, Inc.	101,108	577,327
Sysco Corp.	22,262	664,743
Walgreen Co.	34,925	1,169,638
Wal-Mart Stores, Inc.	115,783	7,085,920
Whole Foods Market, Inc.	1,944	161,741
Total Food & Staples Retailing		14,822,255
Food, Beverage & Tobacco - 4.7%
Altria Group, Inc.	9,185	283,541
Archer-Daniels-Midland Co.	38,852	1,230,054
Beam, Inc.	1,693	99,159
Brown-Forman Corp., Class B	531	44,280
Campbell Soup Co.	3,909	132,320
Coca-Cola Co.	11,019	815,516
Coca-Cola Enterprises, Inc.	4,946	141,456
ConAgra Foods, Inc.	7,729	202,963
Constellation Brands, Inc., Class A *	2,454	57,890
Dean Foods Co. *	18,070	218,828
Dr Pepper Snapple Group, Inc.	2,552	102,616
General Mills, Inc.	6,395	252,283
H.J. Heinz Co.	3,316	177,572
Hershey Co.	1,676	102,789
Hormel Foods Corp.	4,591	135,526
J.M. Smucker Co.	1,013	82,418
Kellogg Co.	4,166	223,422
Kraft Foods, Inc., Class A	23,407	889,700
Lorillard, Inc.	571	73,933
McCormick & Co., Inc.	1,158	63,030
Molson Coors Brewing Co., Class B	1,330	60,182
PepsiCo, Inc.	16,815	1,115,675
Philip Morris International, Inc.	5,967	528,736
Reynolds American, Inc.	3,470	143,797
Sara Lee Corp.	6,300	135,639
Tyson Foods, Inc., Class A	26,491	507,303
Total Food, Beverage & Tobacco		7,820,628
Health Care Equipment & Services - 8.4%
Aetna, Inc.	12,198	611,852
AmerisourceBergen Corp., Class A	34,880	1,384,038
Baxter International, Inc.	3,877	231,767
Becton Dickinson & Co.	1,646	127,812
Boston Scientific Corp. *	21,355	127,703
C.R. Bard, Inc.	484	47,781
Cardinal Health, Inc.	40,550	1,748,111
CareFusion Corp. *	2,284	59,224
Cerner Corp. *	456	34,729
CIGNA Corp.	7,884	388,287
Coventry Health Care, Inc.	6,010	213,776
Covidien PLC	3,480	190,286
DaVita, Inc. *	1,285	115,868
DENTSPLY International, Inc.	1,001	40,170
Edwards Lifesciences Corp. *	386	28,074
Express Scripts, Inc. *	14,018	759,495
Hospira, Inc. *	1,826	68,274
Humana, Inc.	6,994	646,805
Intuitive Surgical, Inc. *	63	34,130
Laboratory Corp. of America Holdings *	1,018	93,188
McKesson Corp.	21,091	1,851,157
Medco Health Solutions, Inc. *	16,261	1,143,148
Medtronic, Inc.	6,662	261,084
Patterson Cos., Inc.	1,737	58,016
Quest Diagnostics, Inc.	2,095	128,109
St. Jude Medical, Inc.	2,200	97,482
Stryker Corp.	2,462	136,592
The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Large Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
Tenet Healthcare Corp. *	28,684	$152,312
UnitedHealth Group, Inc.	30,227	1,781,579
Varian Medical Systems, Inc. *	602	41,514
WellPoint, Inc.	14,981	1,105,598
Zimmer Holdings, Inc.	1,158	74,436
Total Health Care Equipment & Services		13,782,397
Household & Personal Products - 1.5%
Avon Products, Inc.	10,132	196,156
Clorox Co.	1,276	87,725
Colgate-Palmolive Co.	2,933	286,789
Estee Lauder Cos., Inc., Class A	2,267	140,418
Kimberly-Clark Corp.	4,781	353,268
Mead Johnson Nutrition Co., Class A	752	62,025
Procter & Gamble Co.	20,150	1,354,281
Total Household & Personal Products		2,480,662
Insurance - 5.8%
ACE Ltd.	3,899	285,407
Aflac, Inc.	7,704	354,307
Allstate Corp.	16,717	550,324
American International Group, Inc. *	40,792	1,257,617
AON Corp., Class W *	3,844	188,587
Assurant, Inc.	3,484	141,102
Berkshire Hathaway, Inc., Class B *	29,418	2,387,271
Chubb Corp.	3,345	231,173
Cincinnati Financial Corp.	1,789	61,738
Genworth Financial, Inc., Class A *	18,984	157,947
Hartford Financial Services Group, Inc.	17,060	359,625
Lincoln National Corp.	6,735	177,535
Loews Corp.	6,114	243,765
Marsh & McLennan Cos., Inc.	5,814	190,641
MetLife, Inc.	28,995	1,082,963
Principal Financial Group, Inc.	5,199	153,422
Progressive Corp.	11,461	265,666
Prudential Financial, Inc.	11,977	759,222
Torchmark Corp.	1,108	55,234
Travelers Cos., Inc.	7,212	426,950
Unum Group	7,060	172,829
XL Group PLC, Class A	5,000	108,450
Total Insurance		9,611,775
Materials - 3.6%
Air Products & Chemicals, Inc.	1,800	165,240
Airgas, Inc.	819	72,866
Alcoa, Inc.	39,250	393,285
Allegheny Technologies, Inc.	1,920	79,046
Ball Corp.	3,481	149,265
Bemis Co., Inc.	2,805	90,573
CF Industries Holdings, Inc.	513	93,699
Cliffs Natural Resources, Inc.	1,530	105,968
Dow Chemical Co.	28,405	983,949
E.I. du Pont de Nemours & Co.	11,631	615,280
Eastman Chemical Co.	2,234	115,476
Ecolab, Inc.	1,826	112,701
FMC Corp.	552	58,435
Freeport-McMoRan Copper & Gold, Inc.	9,729	370,091
International Flavors & Fragrances, Inc.	814	47,700
International Paper Co.	12,379	434,503
MeadWestvaco Corp.	3,259	102,952
Monsanto Co.	2,435	194,216
Mosaic Co. (The)	2,612	144,418
Newmont Mining Corp.	3,171	162,577
Nucor Corp.	7,238	310,872
Owens-Illinois, Inc. *	5,045	117,750
PPG Industries, Inc.	2,644	253,295
Praxair, Inc.	1,682	192,825
Sealed Air Corp.	3,968	76,622
Sigma-Aldrich Corp.	571	41,717
Titanium Metals Corp.	1,203	16,313
United States Steel Corp.	10,940	321,308
Vulcan Materials Co.	932	39,824
Weyerhaeuser Co. (a)	4,790	104,997
Total Materials		5,967,763
Media - 2.9%
Cablevision Systems Corp., Class A	7,862	115,414
CBS Corp., Class B	7,641	259,106
Comcast Corp., Class A	28,784	863,808
DIRECTV, Class A *	9,341	460,885
Discovery Communications, Inc., Class A *	1,447	73,218
Gannett Co., Inc.	5,853	89,726
Interpublic Group of Cos., Inc.	9,884	112,776
McGraw-Hill Cos., Inc.	2,215	107,361
News Corp., Class A	27,343	538,384
Omnicom Group, Inc.	4,572	231,572
Scripps Networks Interactive, Inc., Class A	726	35,349
Time Warner Cable, Inc.	4,129	336,514
Time Warner, Inc.	13,382	505,171
Viacom, Inc., Class B	5,008	237,680
Walt Disney Co.	15,647	685,026
Washington Post Co., Class B	185	69,110
Total Media		4,721,100
Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
Abbott Laboratories	10,873	666,406
Allergan, Inc.	963	91,899
Amgen, Inc.	3,845	261,422
Biogen IDEC, Inc. *	692	87,171
Bristol-Myers Squibb Co.	10,587	357,311
Celgene Corp. *	1,028	79,691
Eli Lilly & Co.	10,212	411,237
Forest Laboratories, Inc. *	2,148	74,514
Gilead Sciences, Inc. *	2,943	143,766
Johnson & Johnson	16,626	1,096,651
Life Technologies Corp. *	1,329	64,882
Merck & Co., Inc.	21,146	812,006
Mylan, Inc. *	4,429	103,860
PerkinElmer, Inc.	1,139	31,505
Perrigo Co.	443	45,766
Pfizer, Inc.	52,118	1,180,994
Thermo Fisher Scientific, Inc.	3,283	185,096
Waters Corp. *	328	30,392
Watson Pharmaceuticals, Inc. *	1,141	76,515
Total Pharmaceuticals, Biotechnology & Life Sciences		5,801,084
Real Estate Investment Trusts - 0.4%
American Tower Corp., Class A	620	39,073
Apartment Investment & Management Co., Class A	708	18,698
AvalonBay Communities, Inc.	109	15,407
Boston Properties, Inc.	263	27,613
Cbre Group, Inc., Class A *	4,674	93,293
Equity Residential	542	33,940
HCP, Inc.	671	26,478
Health Care REIT, Inc.	373	20,500
Host Hotels & Resorts, Inc.	5,079	83,397
Kimco Realty Corp.	786	15,138
Plum Creek Timber Co., Inc.	477	19,824
ProLogis, Inc.	707	25,466
Public Storage	213	29,430
Simon Property Group, Inc.	508	74,006
Ventas, Inc.	432	24,667
The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Large Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
Vornado Realty Trust	571	$48,078
Total Real Estate Investment Trusts		595,008
Retailing - 5.9%
Abercrombie & Fitch Co., Class A	1,042	51,694
Amazon.com, Inc. *	3,960	801,940
AutoNation, Inc. *	6,483	222,432
AutoZone, Inc. *	366	136,079
Bed Bath & Beyond, Inc. *	2,163	142,260
Best Buy Co., Inc.	33,305	788,662
Big Lots, Inc. *	1,811	77,909
CarMax, Inc. *	4,203	145,634
Dollar Tree, Inc. *	1,034	97,703
Expedia, Inc.	1,862	62,265
Family Dollar Stores, Inc.	2,482	157,061
Gamestop Corp., Class A	6,638	144,974
Gap, Inc.	9,622	251,519
Genuine Parts Co.	3,271	205,255
Home Depot, Inc.	23,109	1,162,614
JC Penney Co., Inc.	8,165	289,286
Kohl's Corp.	6,017	301,031
Lowe's Cos., Inc.	26,808	841,235
Ltd. Brands, Inc.	3,302	158,496
Macy's, Inc.	10,399	413,152
Netflix, Inc. *	447	51,423
Nordstrom, Inc.	2,872	160,028
O'Reilly Automotive, Inc. *	1,077	98,384
priceline.com, Inc. *	102	73,185
Ross Stores, Inc.	2,320	134,792
Sears Holdings Corp. *	8,842	585,782
Sherwin-Williams Co.	1,354	147,139
Staples, Inc.	25,114	406,345
Target Corp.	19,253	1,121,872
Tiffany & Co.	732	50,603
TJX Cos., Inc.	9,555	379,429
Tripadvisor, Inc. *	299	10,665
Urban Outfitters, Inc. *	1,318	38,367
Total Retailing		9,709,215
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. *	13,376	107,275
Altera Corp.	901	35,878
Analog Devices, Inc.	1,285	51,914
Applied Materials, Inc.	14,711	183,005
Broadcom Corp., Class A	3,340	131,262
First Solar, Inc. *	1,569	39,303
Intel Corp.	31,256	878,606
KLA-Tencor Corp.	918	49,958
Linear Technology Corp.	727	24,500
LSI Corp. *	3,803	33,010
Microchip Technology, Inc.	638	23,734
Micron Technology, Inc. *	17,419	141,094
Novellus Systems, Inc. *	505	25,204
NVIDIA Corp. *	4,189	64,469
Teradyne, Inc. *	1,421	24,001
Texas Instruments, Inc.	7,033	236,379
Xilinx, Inc.	1,042	37,960
Total Semiconductors & Semiconductor Equipment		2,087,552
Software & Services - 4.0%
Accenture PLC, Class A	6,872	443,244
Adobe Systems, Inc. *	2,023	69,409
Akamai Technologies, Inc. *	503	18,460
Autodesk, Inc. *	772	32,671
Automatic Data Processing, Inc.	2,917	160,989
BMC Software, Inc. *	857	34,417
CA, Inc.	2,701	74,440
Citrix Systems, Inc. *	453	35,746
Cognizant Technology Solutions Corp., Class A *	1,256	96,649
Computer Sciences Corp.	8,531	255,418
eBay, Inc. *	4,801	177,109
Electronic Arts, Inc. *	3,348	55,175
Fidelity National Information Services, Inc.	2,876	95,253
Fiserv, Inc. *	1,033	71,680
Google, Inc., Class A *	962	616,873
International Business Machines Corp.	8,685	1,812,125
Intuit, Inc.	1,059	63,678
Mastercard, Inc., Class A	257	108,079
Microsoft Corp.	35,375	1,140,844
Oracle Corp.	19,485	568,183
Paychex, Inc.	1,086	33,655
Red Hat, Inc. *	271	16,230
SAIC, Inc. *	13,895	183,414
Salesforce.com, Inc. *	173	26,730
Symantec Corp. *	5,578	104,309
Total System Services, Inc.	1,308	30,176
VeriSign, Inc.	316	12,115
Visa, Inc., Class A	1,285	151,630
Western Union Co.	5,044	88,774
Yahoo!, Inc. *	5,741	87,378
Total Software & Services		6,664,853
Technology Hardware & Equipment - 5.1%
Agilent Technologies, Inc.	2,381	105,978
Amphenol Corp., Class A	1,147	68,556
Apple, Inc. *	2,880	1,726,474
Cisco Systems, Inc.	35,963	760,617
Corning, Inc.	9,111	128,283
Dell, Inc. *	58,974	978,968
EMC Corp. *	11,241	335,881
F5 Networks, Inc. *	133	17,950
FLIR Systems, Inc.	1,007	25,487
Harris Corp.	2,162	97,463
Hewlett-Packard Co.	88,122	2,099,947
Jabil Circuit, Inc.	10,089	253,436
JDS Uniphase Corp. *	2,038	29,531
Juniper Networks, Inc. *	3,543	81,064
Lexmark International, Inc., Class A	2,021	67,178
Molex, Inc.	2,126	59,783
Motorola Mobility Holdings, Inc. *	5,579	218,920
Motorola Solutions, Inc.	2,737	139,122
NetApp, Inc. *	1,874	83,899
QUALCOMM, Inc.	3,545	241,131
SanDisk Corp. *	1,810	89,758
TE Connectivity Ltd.	6,111	224,579
Teradata Corp. *	551	37,551
Western Digital Corp. *	4,175	172,803
Xerox Corp.	45,732	369,514
Total Technology Hardware & Equipment		8,413,873
Telecommunication Services - 3.0%
AT&T, Inc.	66,816	2,086,664
CenturyLink, Inc.	5,341	206,430
Crown Castle International Corp. *	646	34,458
Frontier Communications Corp.	20,645	86,090
MetroPCS Communications, Inc. *	7,779	70,166
Sprint Nextel Corp. *	193,421	551,250
Verizon Communications, Inc.	46,227	1,767,258
Windstream Corp.	5,640	66,044
Total Telecommunication Services		4,868,360
Transportation - 1.7%
CH Robinson Worldwide, Inc.	2,583	169,161
CSX Corp.	8,768	188,687
The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Large Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
Expeditors International of Washington Inc.	2,286	$106,322
FedEx Corp.	6,802	625,512
Norfolk Southern Corp.	2,623	172,672
Ryder System, Inc.	1,767	93,298
Southwest Airlines Co.	29,659	244,390
Union Pacific Corp.	2,801	301,051
United Parcel Service, Inc., Class B	11,224	906,001
Total Transportation		2,807,094
Utilities - 3.4%
AES Corp. *	21,930	286,625
AGL Resources, Inc.	952	37,337
Ameren Corp.	4,091	133,285
American Electric Power Co., Inc.	6,555	252,892
CenterPoint Energy, Inc.	7,406	146,046
CMS Energy Corp.	5,096	112,112
Consolidated Edison, Inc.	3,824	223,398
Dominion Resources, Inc.	4,992	255,640
DTE Energy Co.	2,716	149,461
Duke Energy Corp.	11,651	244,788
Edison International	5,051	214,718
Entergy Corp.	2,791	187,555
Exelon Corp.	8,402	329,442
FirstEnergy Corp.	5,864	267,340
Integrys Energy Group, Inc.	1,542	81,711
NextEra Energy, Inc.	4,160	254,093
NiSource, Inc.	4,471	108,869
Northeast Utilities	2,123	78,806
NRG Energy, Inc. *	8,782	137,614
Oneok, Inc.	2,892	236,161
Pepco Holdings, Inc.	5,449	102,932
PG&E Corp.	5,731	248,783
Pinnacle West Capital Corp.	1,158	55,468
PPL Corp.	6,163	174,166
Progress Energy, Inc.	2,976	158,055
Public Service Enterprise Group, Inc.	6,243	191,098
SCANA Corp.	1,699	77,491
Sempra Energy	2,799	167,828
Southern Co.	6,721	301,975
TECO Energy, Inc.	3,189	55,967
Wisconsin Energy Corp.	2,172	76,411
Xcel Energy, Inc.	6,782	179,520
Total Utilities		5,527,587
Total Investments–99.9% (Cost $138,688,553)		164,589,036
Other Assets in Excess of Liabilities–0.1%		131,292
Net Assets–100.0%		$164,720,328

REIT	- Real Estate Investment Trust

*	Non-income producing security
The accompanying notes are an integral part of these financial statements.

Schedule of Investments

RevenueShares Mid Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%
Automobiles & Components - 0.3%
Gentex Corp.	5,008	$122,696
Thor Industries, Inc.	10,396	328,098
Total Automobiles & Components		450,794
Banks - 2.0%
Associated Banc-Corp.	9,369	130,791
Astoria Financial Corp.	10,596	104,477
BancorpSouth, Inc.	7,790	104,931
Bank of Hawaii Corp.	1,735	83,887
Cathay General Bancorp	3,731	66,039
City National Corp.	2,799	146,864
Commerce Bancshares, Inc.	3,573	144,778
Cullen/Frost Bankers, Inc.	1,947	113,296
East West Bancorp, Inc.	6,045	139,579
First Niagara Financial Group, Inc.	15,391	151,447
FirstMerit Corp.	5,796	97,721
Fulton Financial Corp.	10,959	115,070
Hancock Holding Co.	2,390	84,869
International Bancshares Corp.	3,922	82,950
New York Community Bancorp, Inc.	20,152	280,314
Prosperity Bancshares, Inc.	1,191	54,548
Signature Bank *	1,202	75,774
SVB Financial Group *	1,798	115,683
Synovus Financial Corp.	94,449	193,620
TCF Financial Corp.	15,198	180,704
Trustmark Corp.	2,920	72,942
Valley National Bancorp	7,998	103,574
Washington Federal, Inc.	5,112	85,984
Webster Financial Corp.	4,912	111,355
Westamerica Bancorporation	723	34,704
Total Banks		2,875,901
Capital Goods - 15.1%
Acuity Brands, Inc.	3,552	223,172
Aecom Technology Corp. *	43,410	971,082
AGCO Corp. *	21,026	992,637
Alliant Techsystems, Inc.	11,474	575,077
AMETEK, Inc.	7,741	375,516
BE Aerospace, Inc. *	6,439	299,220
Carlisle Cos., Inc.	7,836	391,173
CLARCOR, Inc.	2,765	135,734
Crane Co.	6,729	326,357
Donaldson Co., Inc.	7,790	278,337
Esterline Technologies Corp. *	3,173	226,743
Exelis, Inc.	61,546	770,556
Fortune Brands Home & Security, Inc. *	20,156	444,843
Gardner Denver, Inc.	4,192	264,180
GATX Corp.	3,635	146,491
General Cable Corp. *	24,712	718,625
Graco, Inc.	2,168	115,034
Granite Construction, Inc.	8,285	238,111
Harsco Corp.	17,769	416,861
Hubbell, Inc., Class B	4,537	356,517
Huntington Ingalls Industries, Inc. *	22,585	908,820
IDEX Corp.	5,372	226,322
ITT Corp.	52,125	1,195,747
KBR, Inc.	32,799	1,166,004
Kennametal, Inc.	6,209	276,487
Lennox International, Inc.	10,217	411,745
Lincoln Electric Holdings, Inc.	7,074	320,594
MSC Industrial Direct Co., Inc., Class A	3,038	253,005
Nordson Corp.	2,768	150,884
Oshkosh Corp. *	41,261	956,017
Pentair, Inc.	10,887	518,330
Regal-Beloit Corp.	4,980	326,439
Shaw Group, Inc. *	25,626	812,600
SPX Corp.	8,760	679,163
Terex Corp. *	29,498	663,705
Thomas & Betts Corp. *	4,009	288,287
Timken Co.	11,919	604,770
Trinity Industries, Inc.	10,325	340,209
Triumph Group, Inc.	4,710	295,129
United Rentals, Inc. *	7,496	321,503
URS Corp.	28,266	1,201,870
Valmont Industries, Inc.	2,800	328,748
Wabtec Corp.	3,055	230,255
Watsco, Inc.	5,171	382,861
Woodward, Inc.	4,837	207,169
Total Capital Goods		21,332,929
Commercial & Professional Services - 4.2%
Brink's Co.	19,261	459,760
Clean Harbors, Inc. *	3,489	234,914
Copart, Inc. *	4,150	108,191
Corporate Executive Board Co.	1,436	61,762
Corrections Corp. of America *	8,532	233,009
Deluxe Corp.	7,580	177,524
FTI Consulting, Inc. *	5,066	190,076
Herman Miller, Inc.	9,221	211,714
HNI Corp.	8,504	235,986
Korn/Ferry International *	5,941	99,512
Manpower, Inc.	60,604	2,870,812
Mine Safety Appliances Co.	3,703	152,119
Monster Worldwide, Inc. *	14,204	138,489
Rollins, Inc.	7,411	157,706
Towers Watson & Co., Class A	6,155	406,661
Waste Connections, Inc.	5,789	188,316
Total Commercial & Professional Services		5,926,551
Consumer Durables & Apparel - 3.4%
American Greetings Corp., Class A	12,778	196,014
Carter's, Inc. *	5,410	269,256
Deckers Outdoor Corp. *	2,298	144,889
Fossil, Inc. *	2,516	332,062
Hanesbrands, Inc. *	20,945	618,715
KB Home	13,076	116,376
MDC Holdings, Inc.	4,234	109,195
Mohawk Industries, Inc. *	10,894	724,560
NVR, Inc. *	475	345,007
Polaris Industries, Inc.	4,854	350,216
PVH Corp.	5,596	499,891
Toll Brothers, Inc. *	7,614	182,660
Tupperware Brands Corp.	5,278	335,153
Under Armour, Inc., Class A *	1,885	177,190
Warnaco Group, Inc. *	5,643	329,551
Total Consumer Durables & Apparel		4,730,735
Consumer Services - 2.1%
Bally Technologies, Inc. *	2,095	97,941
Bob Evans Farms, Inc.	5,809	219,115
Brinker International, Inc.	12,585	346,717
Cheesecake Factory, Inc. *	7,052	207,258
International Speedway Corp., Class A	3,156	87,579
ITT Educational Services, Inc. *	3,076	203,447
Life Time Fitness, Inc. *	2,520	127,436
Matthews International Corp., Class A	3,556	112,512
Panera Bread Co., Class A *	1,409	226,736
Regis Corp.	16,850	310,546
Scientific Games Corp., Class A *	10,102	117,789
Service Corp. International	26,776	301,498
The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Mid Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
Sotheby's	2,873	$113,024
Strayer Education, Inc.	832	78,441
Wendy's Co. (The)	61,285	307,038
WMS Industries, Inc. *	4,592	108,968
Total Consumer Services		2,966,045
Diversified Financials - 1.3%
Affiliated Managers Group, Inc. *	1,975	220,825
Apollo Investment Corp.	4,044	28,995
CBOE Holdings, Inc.	2,338	66,446
Eaton Vance Corp.	5,681	162,363
Greenhill & Co., Inc.	737	32,163
Janus Capital Group, Inc.	14,342	127,787
Jefferies Group, Inc.	24,075	453,573
MSCI, Inc., Class A *	3,048	112,197
Raymond James Financial, Inc.	11,613	424,223
SEI Investments Co.	5,671	117,333
Waddell & Reed Financial, Inc., Class A	4,730	153,299
Total Diversified Financials		1,899,204
Energy - 6.4%
Arch Coal, Inc.	40,694	435,833
Atwood Oceanics, Inc. *	1,678	75,325
Bill Barrett Corp. *	3,197	83,154
CARBO Ceramics, Inc.	705	74,342
Cimarex Energy Co.	2,756	207,995
Dresser-Rand Group, Inc. *	5,272	244,568
Dril-Quip, Inc. *	1,083	70,417
Forest Oil Corp. *	7,249	87,858
Helix Energy Solutions Group, Inc. *	9,040	160,912
Hollyfrontier Corp.	45,750	1,470,862
Northern Oil and Gas, Inc. *	693	14,373
Oceaneering International, Inc.	4,945	266,486
Oil States International, Inc. *	4,966	387,646
Patriot Coal Corp. *	41,323	257,856
Patterson-UTI Energy, Inc.	16,125	278,801
Plains Exploration & Production Co. *	5,189	221,311
Quicksilver Resources, Inc. *	20,905	105,361
SM Energy Co.	2,026	143,380
Superior Energy Services, Inc. *	8,817	232,416
Tidewater, Inc.	2,467	133,267
Unit Corp. *	3,131	133,882
World Fuel Services Corp.	95,182	3,902,462
Total Energy		8,988,507
Food & Staples Retailing - 0.4%
Ruddick Corp. *	14,001	561,440
Food, Beverage & Tobacco - 3.1%
Corn Products International, Inc.	14,078	811,597
Flowers Foods, Inc.	17,326	352,930
Green Mountain Coffee Roasters, Inc. *	5,833	273,218
Lancaster Colony Corp.	2,157	143,354
Monster Beverage Corp. *	3,510	217,936
Post Holdings, Inc. *	4,098	134,947
Ralcorp Holdings, Inc. *	8,089	599,314
Smithfield Foods, Inc. *	68,038	1,498,877
Tootsie Roll Industries, Inc.	3,026	69,326
Universal Corp.	6,863	319,816
Total Food, Beverage & Tobacco		4,421,315
Health Care Equipment & Services - 9.1%
Allscripts Healthcare Solutions, Inc. *	9,941	165,021
AMERIGROUP Corp. *	12,227	822,632
Catalyst Health Solutions, Inc. *	10,251	653,296
Community Health Systems, Inc. *	72,059	1,602,592
Cooper Cos., Inc.	2,052	167,669
Gen-Probe, Inc. *	1,064	70,660
Health Management Associates, Inc., Class A *	102,081	685,984
Health Net, Inc. *	41,750	1,658,310
Henry Schein, Inc. *	13,962	1,056,644
Hill-Rom Holdings, Inc.	5,641	188,466
HMS Holdings Corp. *	1,481	46,222
Hologic, Inc. *	10,532	226,965
IDEXX Laboratories, Inc. *	1,833	160,296
LifePoint Hospitals, Inc. *	11,565	456,124
Lincare Holdings, Inc.	8,478	219,411
Masimo Corp. *	2,559	59,829
Mednax, Inc. *	2,679	199,237
Omnicare, Inc.	23,710	843,365
Owens & Minor, Inc.	36,548	1,111,425
ResMed, Inc. *	4,900	151,459
STERIS Corp.	4,691	148,329
Teleflex, Inc.	3,304	202,040
Thoratec Corp. *	1,556	52,453
Universal Health Services, Inc., Class B	21,024	881,116
VCA Antech, Inc. *	8,410	195,196
WellCare Health Plans, Inc. *	11,182	803,762
Total Health Care Equipment & Services		12,828,503
Household & Personal Products - 0.7%
Church & Dwight Co., Inc.	7,157	352,053
Energizer Holdings, Inc. *	7,677	569,480
Total Household & Personal Products		921,533
Insurance - 5.6%
Alleghany Corp. *	365	120,121
American Financial Group, Inc.	15,715	606,285
Arthur J. Gallagher & Co.	7,317	261,510
Aspen Insurance Holdings Ltd.	9,804	273,924
Brown & Brown, Inc.	5,338	126,938
Everest Re Group Ltd.	6,535	604,618
Fidelity National Financial, Inc., Class A	39,569	713,429
First American Financial Corp.	32,007	532,276
Hanover Insurance Group, Inc.	11,600	476,992
HCC Insurance Holdings, Inc.	9,710	302,661
Kemper Corp.	11,109	336,380
Mercury General Corp.	7,916	346,246
Old Republic International Corp.	54,333	573,213
Protective Life Corp.	15,250	451,705
Reinsurance Group of America, Inc., Class A	19,437	1,155,918
StanCorp Financial Group, Inc.	8,883	363,670
W.R. Berkley Corp.	18,356	663,019
Total Insurance		7,908,905
Materials - 8.2%
Albemarle Corp.	5,572	356,162
Aptargroup, Inc.	5,503	301,399
Ashland, Inc.	12,832	783,522
Cabot Corp.	8,881	379,041
Carpenter Technology Corp.	3,916	204,533
Commercial Metals Co.	68,689	1,017,971
Compass Minerals International, Inc.	2,094	150,224
Cytec Industries, Inc.	6,370	387,232
Domtar Corp.	7,320	698,182
Greif, Inc., Class A	10,139	566,973
Intrepid Potash, Inc. *	2,275	55,351
Louisiana-Pacific Corp. *	17,768	166,131
Martin Marietta Materials, Inc.	2,594	222,124
Minerals Technologies, Inc.	2,072	135,529
NewMarket Corp.	1,481	277,539
Olin Corp.	11,371	247,319
The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Mid Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
Packaging Corp. of America	11,313	$334,752
Reliance Steel & Aluminum Co.	17,352	980,041
Rock-Tenn Co., Class A	7,081	478,392
RPM International, Inc.	17,346	454,292
Scotts Miracle-Gro Co., Class A	6,929	375,275
Sensient Technologies Corp.	4,988	189,544
Silgan Holdings, Inc.	9,913	438,155
Sonoco Products Co.	17,191	570,741
Steel Dynamics, Inc.	66,138	961,646
Valspar Corp.	10,136	489,467
Worthington Industries, Inc.	17,238	330,625
Total Materials		11,552,162
Media - 1.1%
AMC Networks, Inc., Class A *	3,396	151,564
DreamWorks Animation SKG, Inc., Class A *	5,403	99,685
John Wiley & Sons, Inc., Class A	4,731	225,148
Lamar Advertising Co., Class A *	4,481	145,229
Meredith Corp.	5,428	176,193
New York Times Co., Class A *	43,905	298,115
Scholastic Corp.	6,798	239,834
Valassis Communications, Inc. *	12,267	282,141
Total Media		1,617,909
Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
Bio-Rad Laboratories, Inc., Class A *	2,553	264,721
Charles River Laboratories International, Inc. *	3,979	143,602
Covance, Inc. *	5,847	278,493
Endo Pharmaceuticals Holdings, Inc. *	8,714	337,493
Medicis Pharmaceutical Corp., Class A	2,530	95,103
Mettler-Toledo International, Inc. *	1,587	293,198
Regeneron Pharmaceuticals, Inc. *	513	59,826
Techne Corp.	515	36,101
United Therapeutics Corp. *	1,928	90,867
Vertex Pharmaceuticals, Inc. *	2,756	113,023
Total Pharmaceuticals, Biotechnology & Life Sciences		1,712,427
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.	998	72,984
American Campus Communities, Inc.	1,135	50,757
BRE Properties, Inc.	965	48,781
Camden Property Trust	1,336	87,842
Corporate Office Properties Trust	3,023	70,164
Duke Realty Corp.	12,361	177,257
Equity One, Inc.	2,053	41,512
Essex Property Trust, Inc.	405	61,362
Federal Realty Investment Trust	739	71,528
Highwoods Properties, Inc.	1,870	62,308
Home Properties, Inc.	1,240	75,652
Hospitality Properties Trust	5,939	157,205
Liberty Property Trust	2,581	92,193
Macerich Co.	1,817	104,932
Mack-Cali Realty Corp.	3,315	95,538
National Retail Properties, Inc.	1,222	33,226
Omega Healthcare Investors, Inc.	1,756	37,333
Potlatch Corp.	2,207	69,167
Rayonier, Inc.	4,104	180,945
Realty Income Corp.	1,367	52,944
Regency Centers Corp.	1,461	64,985
Senior Housing Properties Trust	2,391	52,722
SL Green Realty Corp.	1,991	154,402
Taubman Centers, Inc.	1,180	86,081
UDR, Inc.	3,484	93,058
Weingarten Realty Investors	2,703	71,440
Total Real Estate Investment Trusts		2,166,318
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	5,051	420,799

Retailing - 8.0%
Aaron's, Inc.	9,822	254,390
Advance Auto Parts, Inc.	9,001	797,218
Aeropostale, Inc. *	14,998	324,257
American Eagle Outfitters, Inc.	23,730	407,919
ANN, Inc. *	9,078	259,994
Ascena Retail Group, Inc. *	8,652	383,457
Barnes & Noble, Inc. *	64,059	848,782
Chico's FAS, Inc.	16,040	242,204
Collective Brands, Inc. *	24,110	474,003
Dick's Sporting Goods, Inc.	12,812	616,001
Foot Locker, Inc.	21,726	674,592
Guess?, Inc.	9,455	295,469
HSN, Inc.	10,961	416,847
LKQ Corp. *	12,496	389,500
Office Depot, Inc. *	422,151	1,456,421
PetSmart, Inc.	12,688	726,007
RadioShack Corp.	84,380	524,844
Rent-A-Center, Inc., Class A	10,741	405,473
Saks, Inc. *	30,878	358,493
Signet Jewelers Ltd.	8,848	418,333
Tractor Supply Co.	6,092	551,691
Williams-Sonoma, Inc.	11,869	444,850
Total Retailing		11,270,745
Semiconductors & Semiconductor Equipment - 1.6%
Atmel Corp. *	24,411	240,692
Cree, Inc. *	4,246	134,301
Cypress Semiconductor Corp.	8,028	125,478
Fairchild Semiconductor International, Inc., Class A *	14,788	217,384
Integrated Device Technology, Inc. *	10,834	77,463
International Rectifier Corp. *	6,559	151,316
Intersil Corp., Class A	9,081	101,707
Lam Research Corp. *	9,529	425,184
MEMC Electronic Materials, Inc. *	88,433	319,243
RF Micro Devices, Inc. *	29,003	144,435
Semtech Corp. *	1,928	54,871
Silicon Laboratories, Inc. *	1,475	63,425
Skyworks Solutions, Inc. *	6,146	169,937
Total Semiconductors & Semiconductor Equipment		2,225,436
Software & Services - 4.1%
ACI Worldwide, Inc. *	1,542	62,096
Acxiom Corp. *	10,073	147,872
Advent Software, Inc. *	1,596	40,858
Alliance Data Systems Corp. *	3,200	403,072
ANSYS, Inc. *	1,305	84,851
AOL, Inc. *	15,911	301,832
Broadridge Financial Solutions, Inc.	11,368	271,809
Cadence Design Systems, Inc. *	11,470	135,805
Compuware Corp. *	12,516	115,022
Concur Technologies, Inc. *	729	41,830
Convergys Corp. *	22,664	302,564
CoreLogic, Inc. *	11,346	185,167
DST Systems, Inc.	5,533	300,055
Equinix, Inc. *	1,391	219,013
Factset Research Systems, Inc.	916	90,721
Fair Isaac Corp.	1,853	81,347
Gartner, Inc. *	4,379	186,721
Global Payments, Inc.	4,335	205,782
Informatica Corp. *	1,895	100,245

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Mid Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
Jack Henry & Associates, Inc.	3,623	$123,617
Lender Processing Services, Inc.	11,501	299,026
Mantech International Corp., Class A	10,940	376,992
Mentor Graphics Corp. *	7,227	107,393
MICROS Systems, Inc. *	2,302	127,278
NeuStar, Inc., Class A *	2,142	79,789
Parametric Technology Corp. *	5,094	142,326
Quest Software, Inc. *	4,383	101,992
Rackspace Hosting, Inc. *	2,198	127,022
Rovi Corp. *	2,642	85,997
Solera Holdings, Inc.	1,817	83,382
Synopsys, Inc. *	6,495	199,137
TIBCO Software, Inc. *	3,704	112,972
ValueClick, Inc. *	3,248	64,116
VeriFone Systems, Inc. *	3,052	158,307
Wright Express Corp. *	5,091	329,540
Total Software & Services		5,795,548
Technology Hardware & Equipment - 12.0%
ADTRAN, Inc.	2,996	93,445
Arrow Electronics, Inc. *	66,578	2,794,279
Avnet, Inc. *	89,944	3,273,062
Ciena Corp. *	13,817	223,697
Diebold, Inc.	9,310	358,621
Ingram Micro, Inc., Class A *	254,242	4,718,731
Itron, Inc. *	7,004	318,052
National Instruments Corp.	4,675	133,331
NCR Corp. *	31,790	690,161
Plantronics, Inc.	2,266	91,229
Polycom, Inc. *	9,930	189,365
QLogic Corp. *	4,413	78,375
Riverbed Technology, Inc. *	3,233	90,783
Tech Data Corp. *	56,522	3,066,884
Tellabs, Inc.	44,575	180,529
Trimble Navigation Ltd. *	3,652	198,742
Vishay Intertechnology, Inc. *	29,216	355,267
Zebra Technologies Corp., Class A *	3,064	126,175
Total Technology Hardware & Equipment		16,980,728
Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	27,345	633,037
tw Telecom, Inc., Class A *	7,826	173,424
Total Telecommunication Services		806,461
Transportation - 3.0%
Alaska Air Group, Inc. *	15,723	563,198
Alexander & Baldwin, Inc.	4,701	227,764
Con-Way, Inc.	19,935	650,080
JB Hunt Transport Services, Inc.	10,302	560,120
JetBlue Airways Corp. *	107,451	525,435
Kansas City Southern	3,554	254,786
Kirby Corp. *	2,991	196,778
Landstar System, Inc.	5,679	327,792
UTi Worldwide, Inc.	35,379	609,580
Werner Enterprises, Inc.	9,963	247,680
Total Transportation		4,163,213
Utilities - 4.7%
Alliant Energy Corp.	10,911	472,664
Aqua America, Inc.	4,266	95,089
Atmos Energy Corp.	18,460	580,752
Black Hills Corp.	5,773	193,569
Cleco Corp.	3,812	151,146
Energen Corp.	3,876	190,505
Great Plains Energy, Inc.	14,854	301,090
Hawaiian Electric Industries, Inc.	15,819	401,012
IDACORP, Inc.	3,267	134,339
MDU Resources Group, Inc.	23,498	526,120
National Fuel Gas Co.	4,614	222,026
NSTAR	8,000	389,040
NV Energy, Inc.	24,540	395,585
OGE Energy Corp.	9,447	505,414
PNM Resources, Inc.	12,334	225,712
Questar Corp.	7,952	153,155
UGI Corp.	27,995	762,864
Vectren Corp.	10,210	296,703
Westar Energy, Inc.	10,034	280,250
WGL Holdings, Inc.	8,878	361,335
Total Utilities		6,638,370
Total Investments–100.0% (Cost $114,392,423)		141,162,478
Other Assets in Excess of Liabilities–0.0%†		42,767
Net Assets–100.0%		$141,205,245

*	Non-income producing security
†	Less than 0.05%
The accompanying notes are an integral part of these financial statements.

Schedule of Investments

RevenueShares Small Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%
Automobiles & Components - 0.6%
Drew Industries, Inc. *	5,582	$152,444
Spartan Motors, Inc.	19,866	105,091
Standard Motor Products, Inc.	11,466	203,407
Superior Industries International, Inc.	10,207	199,445
Winnebago Industries, Inc. *	12,111	118,688
Total Automobiles & Components		779,075
Banks - 2.7%
Bank Mutual Corp.	6,635	26,805
Bank of The Ozarks, Inc.	1,962	61,332
BBCN Bancorp, Inc. *	3,831	42,639
Boston Private Financial Holdings, Inc.	8,631	85,533
Brookline Bancorp, Inc.	3,687	34,547
City Holding Co.	1,197	41,560
Columbia Banking System, Inc.	2,575	58,659
Community Bank System, Inc.	3,087	88,844
CVB Financial Corp.	11,428	134,165
Dime Community Bancshares	3,776	55,167
First BanCorp *	53,332	234,661
First Commonwealth Financial Corp.	11,201	68,550
First Financial Bancorp	6,630	114,699
First Financial Bankshares, Inc.	1,473	51,864
First Midwest Bancorp, Inc.	8,512	101,974
FNB Corp.	10,168	122,830
Glacier Bancorp, Inc.	5,828	87,070
Hanmi Financial Corp. *	3,745	37,899
Home Bancshares, Inc.	1,957	52,076
Independent Bank Corp.	2,180	62,631
National Penn Bancshares, Inc.	12,285	108,722
NBT Bancorp, Inc.	3,648	80,548
Northwest Bancshares, Inc.	8,303	105,448
Old National Bancorp	9,405	123,582
Oritani Financial Corp.	2,165	31,782
PacWest Bancorp	3,357	81,575
Pinnacle Financial Partners, Inc. *	3,148	57,766
PrivateBancorp, Inc., Class A	9,762	148,090
Provident Financial Services, Inc.	5,275	76,646
S&T Bancorp, Inc.	2,441	52,945
Simmons First National Corp., Class A	1,774	45,823
Sterling Bancorp, Class N	3,702	35,502
Susquehanna Bancshares, Inc.	18,535	183,126
Texas Capital Bancshares, Inc. *	2,379	82,361
Tompkins Financial Corp.	1,151	46,109
TrustCo Bank Corp.	7,740	44,195
UMB Financial Corp.	4,112	183,950
Umpqua Holdings Corp.	11,109	150,638
United Bankshares, Inc.	3,125	90,188
United Community Banks, Inc. *	9,709	94,663
ViewPoint Financial Group	2,493	38,342
Wilshire Bancorp, Inc. *	7,960	38,447
Wintrust Financial Corp.	5,304	189,830
Total Banks		3,653,783
Capital Goods - 11.5%
A.O. Smith Corp.	8,752	393,402
AAON, Inc.	3,302	66,667
AAR Corp.	18,947	345,783
Actuant Corp., Class A	11,642	337,502
Aegion Corp., Class A *	12,415	221,359
Aerovironment, Inc. *	2,597	69,626
Albany International Corp., Class A	10,023	230,028
American Science & Engineering, Inc.	1,001	67,117
Apogee Enterprises, Inc.	10,955	141,867
Applied Industrial Technologies, Inc.	13,177	541,970
Astec Industries, Inc. *	5,851	213,445
AZZ, Inc.	1,738	89,750
Barnes Group, Inc.	11,270	296,514
Belden, Inc.	12,243	464,132
Brady Corp., Class A	9,860	318,971
Briggs & Stratton Corp.	30,155	540,679
Cascade Corp.	1,686	84,502
Ceradyne, Inc.	4,310	140,334
CIRCOR International, Inc.	6,011	199,986
Comfort Systems USA, Inc.	28,352	309,320
Cubic Corp.	6,981	330,062
Curtiss-Wright Corp.	13,367	494,713
Dycom Industries, Inc. *	10,821	252,779
EMCOR Group, Inc.	48,228	1,336,880
Encore Wire Corp.	9,875	293,584
EnerSys *	13,141	455,336
EnPro Industries, Inc. *	6,739	276,973
ESCO Technologies, Inc.	4,987	183,372
Federal Signal Corp. *	31,707	176,291
Franklin Electric Co., Inc.	3,934	193,041
GenCorp, Inc. *	35,008	248,557
Gibraltar Industries, Inc. *	12,106	183,406
Griffon Corp.	39,109	418,466
II-VI, Inc. *	5,025	118,841
John Bean Technologies Corp.	15,119	244,928
Kaman Corp.	10,882	369,444
Kaydon Corp.	3,050	77,806
Lawson Products, Inc.	5,194	78,481
Lindsay Corp.	1,749	115,906
Lydall, Inc. *	10,042	102,328
Moog, Inc., Class A *	13,673	586,435
Mueller Industries, Inc.	12,973	589,623
NCI Building Systems, Inc. *	19,102	219,864
Orbital Sciences Corp. *	24,927	327,790
Orion Marine Group, Inc. *	9,773	70,659
Powell Industries, Inc. *	3,841	131,554
Quanex Building Products Corp.	12,262	216,179
Robbins & Myers, Inc.	3,716	193,418
Simpson Manufacturing Co., Inc.	4,589	147,995
Standex International Corp.	3,781	155,739
Teledyne Technologies, Inc. *	7,849	494,879
Tennant Co.	4,306	189,464
Toro Co.	6,512	463,068
Universal Forest Products, Inc.	12,882	444,171
Vicor Corp.	8,444	67,552
Watts Water Technologies, Inc., Class A	8,364	340,833
Total Capital Goods		15,663,371
Commercial & Professional Services - 6.3%
ABM Industries, Inc.	43,083	1,046,917
CDI Corp.	15,125	271,191
Consolidated Graphics, Inc. *	5,533	250,368
Dolan Co. *	8,113	73,909
Encore Capital Group, Inc. *	4,924	111,036
Exponent, Inc. *	1,386	67,249
G&K Services, Inc., Class A	6,268	214,366
Geo Group, Inc. *	21,749	413,449
Healthcare Services Group, Inc.	10,281	218,677
Heidrick & Struggles International, Inc.	6,356	140,023
Insperity, Inc.	16,123	494,009
Interface, Inc., Class A	20,612	287,537
Kelly Services, Inc., Class A	89,250	1,427,108
Mobile Mini, Inc. *	4,057	85,684
Navigant Consulting, Inc. *	14,128	196,521
On Assignment, Inc. *	9,906	173,058
Portfolio Recovery Associates, Inc. *	1,559	111,811

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
Resources Connection, Inc.	10,325	$145,066
Standard Register Co.	125,983	157,479
Sykes Enterprises, Inc. *	19,969	315,510
Tetra Tech, Inc. *	18,034	475,376
TrueBlue, Inc. *	18,456	329,993
United Stationers, Inc.	41,311	1,281,880
Viad Corp.	12,793	248,568
Total Commercial & Professional Services		8,536,785
Consumer Durables & Apparel - 5.3%
Arctic Cat, Inc. *	2,958	126,691
Blyth, Inc.	2,681	200,619
Brunswick Corp.	34,937	899,628
Callaway Golf Co.	31,686	214,197
Crocs, Inc. *	12,757	266,876
Ethan Allen Interiors, Inc.	6,045	153,059
Helen of Troy Ltd. *	5,240	178,212
Iconix Brand Group, Inc. *	5,155	89,594
iRobot Corp. *	4,092	111,548
Jakks Pacific, Inc.	11,182	195,126
K-Swiss, Inc., Class A *	14,357	58,864
La-Z-Boy, Inc., Class Z *	19,472	291,301
Liz Claiborne, Inc. *	39,330	525,449
M/I Homes, Inc. *	9,991	123,489
Maidenform Brands, Inc. *	6,652	149,737
Meritage Homes Corp. *	7,314	197,917
Movado Group, Inc.	4,182	102,668
National Presto Industries, Inc.	1,437	109,011
Oxford Industries, Inc.	3,190	162,116
Perry Ellis International, Inc. *	10,842	202,420
Pool Corp.	12,051	450,948
Quiksilver, Inc. *	113,033	456,653
Ryland Group, Inc.	10,586	204,098
Skechers U.S.A., Inc., Class A *	32,707	416,033
Standard Pacific Corp. *	42,471	189,421
Steven Madden Ltd. *	4,866	208,022
Sturm Ruger & Co., Inc.	1,739	85,385
True Religion Apparel, Inc. *	3,986	109,216
UniFirst Corp.	4,586	282,268
Universal Electronics, Inc. *	5,860	117,083
Wolverine World Wide, Inc.	8,881	330,196
Total Consumer Durables & Apparel		7,207,845
Consumer Services - 5.3%
American Public Education, Inc. *	1,522	57,836
Biglari Holdings, Inc. *	424	170,808
BJ's Restaurants, Inc. *	2,986	150,345
Boyd Gaming Corp. *	69,240	542,842
Buffalo Wild Wings, Inc. *	2,101	190,540
Capella Education Co. *	2,836	101,954
Career Education Corp. *	58,452	471,123
CEC Entertainment, Inc.	5,397	204,600
Coinstar, Inc. *	6,914	439,385
Corinthian Colleges, Inc. *	107,173	443,696
Cracker Barrel Old Country Store, Inc.	10,755	600,129
DineEquity, Inc. *	5,407	268,187
Hillenbrand, Inc.	9,370	215,041
Interval Leisure Group, Inc.	6,232	108,437
Jack in the Box, Inc. *	22,827	547,163
Lincoln Educational Services Corp.	17,287	136,740
Marcus Corp.	7,492	94,025
Monarch Casino & Resort, Inc. *	3,538	36,441
Multimedia Games Holding Co., Inc. *	2,774	30,403
O'Charleys, Inc. *	20,975	206,394
Papa John's International, Inc. *	8,036	302,636
Peet's Coffee & Tea, Inc. *	1,298	95,663
PF Chang's China Bistro, Inc.	7,596	300,194
Pinnacle Entertainment, Inc. *	26,211	301,689
Red Robin Gourmet Burgers, Inc. *	6,070	225,743
Ruby Tuesday, Inc. *	37,609	343,370
Ruth's Hospitality Group, Inc. *	12,886	97,805
Shuffle Master, Inc. *	3,083	54,261
Sonic Corp. *	17,124	131,512
Texas Roadhouse, Inc., Class A	16,062	267,272
Universal Technical Institute, Inc.	8,549	112,761
Total Consumer Services		7,248,995
Diversified Financials - 1.6%
Calamos Asset Management, Inc., Class A	7,162	93,894
Cash America International, Inc.	7,659	367,096
Ezcorp, Inc., Class A *	6,685	216,962
Financial Engines, Inc. *	1,536	34,345
First Cash Financial Services, Inc. *	2,843	121,936
Interactive Brokers Group, Inc., Class A	19,500	331,500
Investment Technology Group, Inc. *	12,609	150,804
Piper Jaffray Cos. *	5,226	139,116
Prospect Capital Corp.	4,053	44,502
Stifel Financial Corp. *	9,838	372,270
SWS Group, Inc.	17,187	98,309
Virtus Investment Partners, Inc. *	583	50,010
World Acceptance Corp. *	1,869	114,476
Total Diversified Financials		2,135,220
Energy - 3.0%
Approach Resources, Inc. *	658	24,313
Basic Energy Services, Inc. *	14,927	258,984
Bristow Group, Inc.	6,236	297,644
Cloud Peak Energy, Inc. *	21,313	339,516
Comstock Resources, Inc. *	5,902	93,429
Contango Oil & Gas Co. *	775	45,655
Exterran Holdings, Inc. *	45,749	603,429
GeoResources, Inc. *	863	28,255
Gulf Island Fabrication, Inc.	2,149	62,901
Gulfport Energy Corp. *	1,486	43,272
Hornbeck Offshore Services, Inc. *	2,097	88,137
ION Geophysical Corp. *	17,650	113,843
Lufkin Industries, Inc.	2,640	212,916
Matrix Service Co. *	10,908	152,821
Overseas Shipholding Group, Inc.	20,007	252,688
OYO Geospace Corp. *	394	41,500
Penn Virginia Corp.	13,988	63,645
Petroleum Development Corp. *	2,277	84,454
Petroquest Energy, Inc. *	6,298	38,670
Pioneer Drilling Co. *	18,317	161,190
SEACOR Holdings, Inc. *	5,469	523,821
Stone Energy Corp. *	6,423	183,634
Swift Energy Co. *	4,341	126,019
Tetra Technologies, Inc. *	23,172	218,280
Total Energy		4,059,016
Food & Staples Retailing - 4.0%
Andersons, Inc.	23,280	1,133,503
Casey's General Stores, Inc.	25,134	1,393,932
Nash Finch Co.	41,882	1,190,287
Spartan Stores, Inc.	35,599	645,054
United Natural Foods, Inc. *	23,387	1,091,237
Total Food & Staples Retailing		5,454,013
Food, Beverage & Tobacco - 2.8%
Alliance One International, Inc. *	140,813	530,865
B&G Foods, Inc., Class A	5,885	132,471
Boston Beer Co., Inc., Class A *	1,215	129,750
Calavo Growers, Inc.	4,442	118,957
Cal-Maine Foods, Inc.	5,542	212,037

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
Darling International, Inc. *	22,535	$392,560
Diamond Foods, Inc.	8,945	204,125
Hain Celestial Group, Inc. *	6,173	270,439
J&J Snack Foods Corp.	3,569	187,230
Sanderson Farms, Inc.	8,969	475,626
Seneca Foods Corp., Class A *	11,476	302,278
Snyders-Lance, Inc.	15,565	402,355
TreeHouse Foods, Inc. *	8,683	516,638
Total Food, Beverage & Tobacco		3,875,331
Health Care Equipment & Services - 8.5%
Abaxis, Inc. *	1,266	36,879
Air Methods Corp. *	1,715	149,634
Align Technology, Inc. *	4,084	112,514
Almost Family, Inc. *	3,312	86,145
Amedisys, Inc. *	26,036	376,480
AMN Healthcare Services, Inc. *	40,704	246,666
Amsurg Corp., Class A *	6,921	193,650
Analogic Corp.	1,749	118,127
Bio-Reference Labs, Inc. *	5,848	137,486
Cantel Medical Corp.	3,223	80,865
Centene Corp. *	27,484	1,345,891
Chemed Corp.	5,382	337,344
Computer Programs & Systems, Inc.	735	41,542
CONMED Corp.	6,126	182,984
Corvel Corp. *	2,204	87,917
Cross Country Healthcare, Inc. *	23,588	118,176
CryoLife, Inc. *	5,243	27,631
Cyberonics, Inc. *	1,198	45,680
Ensign Group, Inc.	6,829	185,476
Gentiva Health Services, Inc. *	54,377	475,255
Greatbatch, Inc. *	5,808	142,412
Haemonetics Corp. *	2,479	172,737
Hanger Orthopedic Group, Inc. *	9,915	216,742
Healthways, Inc. *	22,724	167,249
ICU Medical, Inc. *	1,558	76,591
Integra LifeSciences Holdings Corp. *	5,472	189,824
Invacare Corp.	25,294	419,122
IPC The Hospitalist Co., Inc. *	2,916	107,629
Kensey Nash Corp.	758	22,179
Kindred Healthcare, Inc. *	125,180	1,081,555
Landauer, Inc.	559	29,638
LHC Group, Inc. *	8,169	151,372
Magellan Health Services, Inc. *	14,997	732,004
Medidata Solutions, Inc. *	1,809	48,192
Meridian Bioscience, Inc.	2,109	40,872
Merit Medical Systems, Inc. *	7,007	87,027
Molina Healthcare, Inc. *	34,552	1,161,984
MWI Veterinary Supply, Inc. *	4,458	392,304
Natus Medical, Inc. *	4,835	57,681
Neogen Corp. *	1,161	45,360
NuVasive, Inc. *	7,752	130,544
Omnicell, Inc. *	4,124	62,726
Palomar Medical Technologies, Inc. *	2,558	23,892
PharMerica Corp. *	41,634	517,511
PSS World Medical, Inc. *	19,777	501,149
Quality Systems, Inc.	1,901	83,131
SurModics, Inc. *	1,059	16,277
Symmetry Medical, Inc. *	13,536	95,699
West Pharmaceutical Services, Inc.	7,049	299,794
Zoll Medical Corp. *	1,323	122,549
Total Health Care Equipment & Services		11,582,088
Household & Personal Products - 0.6%
Central Garden and Pet Co., Class A *	42,603	410,267
Inter Parfums, Inc.	8,476	132,988
Medifast, Inc. *	4,369	76,283
Prestige Brands Holdings, Inc. *	4,417	77,209
WD-40 Co.	1,846	83,716
Total Household & Personal Products		780,463
Insurance - 2.8%
AMERISAFE, Inc. *	2,802	69,321
Delphi Financial Group, Inc., Class A	10,443	467,533
eHealth, Inc. *	2,506	40,873
Employers Holdings, Inc.	6,426	113,804
Horace Mann Educators Corp.	13,989	246,486
Infinity Property & Casualty Corp.	4,832	252,859
Meadowbrook Insurance Group, Inc.	21,149	197,320
National Financial Partners Corp. *	16,476	249,447
Navigators Group, Inc. *	4,112	194,251
Presidential Life Corp.	6,342	72,489
ProAssurance Corp.	1,978	174,282
RLI Corp.	2,166	155,172
Safety Insurance Group, Inc.	3,882	161,647
Selective Insurance Group, Inc.	22,564	397,352
Stewart Information Services Corp.	29,879	424,581
Tower Group, Inc.	19,203	430,723
United Fire Group, Inc.	8,525	152,512
Total Insurance		3,800,652
Materials - 7.6%
A. Schulman, Inc.	19,434	525,107
A.M. Castle & Co. *	24,243	306,674
AK Steel Holding Corp.	192,931	1,458,558
AMCOL International Corp.	8,215	242,260
American Vanguard Corp.	3,545	76,891
Balchem Corp.	2,452	74,173
Buckeye Technologies, Inc.	6,125	208,066
Calgon Carbon Corp. *	8,443	131,795
Century Aluminum Co. *	35,355	313,953
Clearwater Paper Corp. *	13,181	437,741
Deltic Timber Corp.	488	30,886
Eagle Materials, Inc.	3,287	114,223
H.B. Fuller Co.	11,845	388,871
Hawkins, Inc.	1,817	67,593
Haynes International, Inc.	1,981	125,496
Headwaters, Inc. *	37,224	155,596
Kaiser Aluminum Corp.	6,351	300,148
KapStone Paper and Packaging Corp. *	9,963	196,271
Koppers Holdings, Inc.	9,734	375,343
Kraton Performance Polymers, Inc. *	12,644	335,951
LSB Industries, Inc. *	4,732	184,170
Materion Corp. *	13,892	399,117
Myers Industries, Inc.	13,744	202,724
Neenah Paper, Inc.	5,778	171,838
Olympic Steel, Inc.	12,668	304,032
OM Group, Inc. *	12,083	332,403
PolyOne Corp.	51,818	746,179
Quaker Chemical Corp.	4,240	167,268
RTI International Metals, Inc. *	5,354	123,463
Schweitzer-Mauduit International, Inc.	2,776	191,711
Stepan Co.	5,112	448,834
SunCoke Energy, Inc. *	27,441	389,937
Texas Industries, Inc.	4,119	144,206
Tredegar Corp.	9,425	184,636
Wausau Paper Corp.	28,010	262,734
Zep, Inc.	10,608	152,755
Total Materials		10,271,603
Media - 1.4%
Arbitron, Inc.	2,867	106,022
Digital Generation, Inc. *	6,885	70,296
E.W. Scripps Co., Class A *	19,165	189,158

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
Harte-Hanks, Inc.	23,867	$215,996
Live Nation Entertainment, Inc. *	145,020	1,363,188
Total Media		1,944,660
Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
Affymetrix, Inc. *	15,721	67,129
Akorn, Inc. *	2,351	27,507
Arqule, Inc. *	1,264	8,861
Cambrex Corp. *	9,409	65,769
Cubist Pharmaceuticals, Inc. *	3,998	172,913
Emergent Biosolutions, Inc. *	4,319	69,104
Enzo Biochem, Inc. *	8,808	23,694
eResearchTechnology, Inc. *	6,410	50,126
Hi-Tech Pharmacal Co., Inc. *	1,222	43,906
Medicines Co. *	5,711	114,620
Momenta Pharmaceuticals, Inc. *	4,985	76,370
Par Pharmaceutical Cos., Inc. *	6,076	235,323
Parexel International Corp. *	13,277	358,081
Questcor Pharmaceuticals, Inc. *	1,159	43,602
Salix Pharmaceuticals Ltd. *	2,408	126,420
Savient Pharmaceuticals, Inc. *	449	979
ViroPharma, Inc. *	4,407	132,518
Total Pharmaceuticals, Biotechnology & Life Sciences		1,616,922
Real Estate Investment Trusts - 1.4%
Acadia Realty Trust	1,704	38,408
BioMed Realty Trust, Inc.	5,631	106,876
Cedar Realty Trust, Inc.	7,075	36,224
Colonial Properties Trust	4,498	97,742
Cousins Properties, Inc.	6,361	48,216
DiamondRock Hospitality Co.	16,483	169,610
EastGroup Properties, Inc.	865	43,440
Entertainment Properties Trust	1,613	74,811
Extra Space Storage, Inc.	2,790	80,324
Franklin Street Properties Corp.	3,290	34,874
Getty Realty Corp.	1,800	28,044
Healthcare Realty Trust, Inc.	3,421	75,262
Inland Real Estate Corp.	4,949	43,898
Kilroy Realty Corp.	1,963	91,495
Kite Realty Group Trust	4,610	24,295
LaSalle Hotel Properties	6,220	175,031
Lexington Realty Trust	9,030	81,180
LTC Properties, Inc.	670	21,440
Medical Properties Trust, Inc.	3,638	33,761
Mid-America Apartment Communities, Inc.	1,675	112,275
Parkway Properties, Inc.	5,621	58,908
Pennsylvania Real Estate Investment Trust	7,379	112,677
Post Properties, Inc.	1,654	77,506
PS Business Parks, Inc.	1,153	75,568
Saul Centers, Inc.	1,074	43,347
Sovran Self Storage, Inc.	1,038	51,724
Tanger Factory Outlet Centers	2,534	75,336
Universal Health Realty Income Trust	177	7,014
Urstadt Biddle Properties, Inc., Class A	1,163	22,958
Total Real Estate Investment Trusts		1,942,244
Real Estate Management & Development - 0.0%†
Forestar Group, Inc. *	1,631	25,101

Retailing - 10.6%
Big 5 Sporting Goods Corp.	28,061	219,998
Blue Nile, Inc. *	2,600	85,748
Brown Shoe Co., Inc.	65,562	605,137
Buckle, Inc.	4,739	226,998
Cabela's, Inc. *	18,375	701,006
Cato Corp., Class A	8,142	225,045
Children's Place Retail Stores, Inc. *	8,309	429,326
Christopher & Banks Corp.	50,148	93,275
Coldwater Creek, Inc. *	213,504	247,665
Finish Line, Inc., Class A	12,628	267,966
Fred's, Inc., Class A	32,508	474,942
Genesco, Inc. *	5,869	420,514
Group 1 Automotive, Inc.	26,603	1,494,291
Haverty Furniture Cos., Inc.	12,732	141,325
Hibbett Sports, Inc. *	3,122	170,305
HOT Topic, Inc.	18,259	185,329
JOS A. Bank Clothiers, Inc. *	3,841	193,625
Kirkland's, Inc. *	6,083	98,423
Lithia Motors, Inc., Class A	25,371	664,720
Lumber Liquidators Holdings, Inc. *	6,867	172,430
MarineMax, Inc. *	15,449	127,145
Men's Wearhouse, Inc.	12,901	500,172
Midas, Inc. *	4,059	46,597
Monro Muffler Brake, Inc.	3,681	152,725
Nutrisystem, Inc.	9,205	103,372
OfficeMax, Inc. *	310,423	1,775,620
Pep Boys-Manny, Moe & Jack	32,647	487,093
PetMed Express, Inc.	4,905	60,724
rue21, Inc. *	5,484	160,901
Select Comfort Corp. *	5,529	179,084
Sonic Automotive, Inc., Class A	107,745	1,929,713
Stage Stores, Inc.	21,994	357,183
Stamps.com, Inc. *	866	24,144
Stein Mart, Inc. *	46,489	306,827
Tuesday Morning Corp. *	56,849	218,300
Vitamin Shoppe, Inc. *	4,832	213,623
Voxx International Corp., Class A *	10,859	147,248
Zale Corp. *	123,839	382,663
Zumiez, Inc. *	3,272	118,152
Total Retailing		14,409,354
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. *	10,598	139,046
ATMI, Inc. *	4,176	97,301
Brooks Automation, Inc.	15,250	188,032
Cabot Microelectronics Corp.	2,824	109,797
Ceva, Inc. *	620	14,080
Cirrus Logic, Inc. *	3,501	83,324
Cohu, Inc.	7,307	83,081
Cymer, Inc. *	3,084	154,200
Diodes, Inc. *	6,726	155,909
DSP Group, Inc. *	7,761	51,688
Entropic Communications, Inc. *	10,307	60,090
Exar Corp. *	4,883	41,017
GT Advanced Technologies, Inc. *	24,383	201,647
Hittite Microwave Corp. *	1,257	68,268
Kopin Corp. *	8,868	36,093
Kulicke & Soffa Industries, Inc. *	19,023	236,456
Micrel, Inc.	6,622	67,942
Microsemi Corp. *	8,817	189,036
MKS Instruments, Inc.	7,322	216,219
Monolithic Power Systems, Inc. *	2,567	50,493
Nanometrics, Inc. *	3,145	58,214
Pericom Semiconductor Corp. *	5,336	43,168
Power Integrations, Inc.	2,018	74,908
Rubicon Technology, Inc. *	3,372	35,170
Rudolph Technologies, Inc. *	4,575	50,828
Sigma Designs, Inc. *	12,437	64,424
Standard Microsystems Corp. *	3,890	100,634
STR Holdings, Inc. *	15,741	76,186

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
Supertex, Inc. *	1,189	$21,485
Tessera Technologies, Inc. *	4,152	71,622
TriQuint Semiconductor, Inc. *	34,772	239,753
Ultratech, Inc. *	1,788	51,816
Veeco Instruments, Inc. *	8,226	235,264
Volterra Semiconductor Corp. *	1,214	41,780
Total Semiconductors & Semiconductor Equipment		3,408,971
Software & Services - 3.9%
Blackbaud, Inc.	2,785	92,546
Bottomline Technologies, Inc. *	1,539	43,000
CACI International, Inc., Class A *	13,930	867,700
Cardtronics, Inc. *	5,412	142,065
CIBER, Inc. *	60,318	255,748
CommVault Systems, Inc. *	1,473	73,120
comScore, Inc. *	2,377	50,844
CSG Systems International, Inc. *	10,981	166,252
DealerTrack Holdings, Inc. *	2,635	79,735
Digital River, Inc. *	5,372	100,510
Ebix, Inc.	1,720	39,835
EPIQ Systems, Inc.	5,685	68,789
Forrester Research, Inc.	2,156	69,854
Heartland Payment Systems, Inc.	16,709	481,888
Higher One Holdings, Inc. *	2,419	36,164
iGate Corp. *	8,290	138,940
InfoSpace, Inc. *	4,147	53,123
Interactive Intelligence Group, Inc. *	1,720	52,477
j2 Global, Inc.	2,614	74,970
JDA Software Group, Inc. *	6,160	169,277
Liquidity Services, Inc. *	1,837	82,298
LivePerson, Inc. *	1,885	31,611
LogMeIn, Inc. *	813	28,642
Manhattan Associates, Inc. *	1,630	77,474
MAXIMUS, Inc.	5,218	212,216
MicroStrategy, Inc., Class A *	1,031	144,340
Monotype Imaging Holdings, Inc. *	2,010	29,949
NCI, Inc., Class A *	22,350	142,817
Netscout Systems, Inc. *	3,488	70,946
Opnet Technologies, Inc.	1,181	34,249
Perficient, Inc. *	5,034	60,458
Progress Software Corp. *	5,691	134,421
Sourcefire, Inc. *	792	38,119
Synchronoss Technologies, Inc. *	1,659	52,955
Take-Two Interactive Software, Inc. *	14,889	229,067
Taleo Corp., Class A *	1,581	72,615
TeleTech Holdings, Inc. *	17,548	282,523
Tyler Technologies, Inc. *	1,998	76,743
United Online, Inc.	46,568	227,718
Virtusa Corp. *	3,316	57,267
Websense, Inc. *	4,392	92,627
XO Group, Inc. *	3,287	30,865
Total Software & Services		5,266,757
Technology Hardware & Equipment - 9.8%
Agilysys, Inc. *	10,387	93,379
Anixter International, Inc. *	21,333	1,547,282
Arris Group, Inc. *	23,824	269,211
Avid Technology, Inc. *	15,990	175,890
Badger Meter, Inc.	2,046	69,544
Bel Fuse, Inc., Class B	4,386	77,501
Benchmark Electronics, Inc. *	34,441	567,932
Black Box Corp.	10,152	258,977
Brightpoint, Inc. *	141,444	1,138,624
Checkpoint Systems, Inc. *	18,583	209,616
Cognex Corp.	1,853	78,493
Comtech Telecommunications Corp.	5,568	181,405
CTS Corp.	15,174	159,630
Daktronics, Inc.	11,884	105,649
Digi International, Inc. *	4,647	51,071
DTS, Inc. *	835	25,234
Electro Scientific Industries, Inc.	4,210	63,192
FARO Technologies, Inc. *	1,073	62,588
FEI Co. *	4,342	213,236
Harmonic, Inc. *	25,025	136,887
Insight Enterprises, Inc. *	61,085	1,339,594
Intermec, Inc. *	26,256	202,959
Intevac, Inc. *	3,106	26,401
Littelfuse, Inc.	2,843	178,256
Measurement Specialties, Inc. *	1,935	65,209
Mercury Computer Systems, Inc. *	4,221	55,928
Methode Electronics, Inc.	11,199	103,927
MTS Systems Corp.	2,139	113,559
NETGEAR, Inc. *	7,559	288,754
Newport Corp. *	7,590	134,495
Novatel Wireless, Inc. *	30,639	102,641
Oplink Communications, Inc. *	2,868	49,043
OSI Systems, Inc. *	2,644	162,077
Park Electrochemical Corp.	1,748	52,842
PC-Tel, Inc.	2,738	18,208
Plexus Corp. *	15,495	542,170
Pulse Electronics Corp.	36,875	92,556
Radisys Corp. *	10,542	78,011
Rofin-Sinar Technologies, Inc. *	5,389	142,108
Rogers Corp. *	3,353	129,929
ScanSource, Inc. *	17,087	637,687
Stratasys, Inc. *	981	35,826
Super Micro Computer, Inc. *	13,086	228,482
Symmetricom, Inc. *	8,494	49,010
Synaptics, Inc. *	4,160	151,882
SYNNEX Corp. *	59,178	2,257,049
TTM Technologies, Inc. *	30,290	348,032
ViaSat, Inc. *	4,297	207,158
Total Technology Hardware & Equipment		13,279,134
Telecommunication Services - 0.8%
Atlantic Tele-Network, Inc.	5,151	187,290
Cbeyond, Inc. *	15,029	120,232
Cincinnati Bell, Inc. *	90,085	362,142
General Communication, Inc., Class A *	16,294	142,084
Lumos Networks Corp.	4,851	52,197
Neutral Tandem, Inc. *	6,126	74,676
NTELOS Holdings Corp.	6,702	138,731
USA Mobility, Inc.	4,394	61,208
Total Telecommunication Services		1,138,560
Transportation - 2.3%
Allegiant Travel Co., Class A *	3,672	200,124
Arkansas Best Corp.	24,777	466,055
Forward Air Corp.	3,714	136,192
Heartland Express, Inc.	8,748	126,496
HUB Group, Inc., Class A *	17,121	616,870
Knight Transportation, Inc.	11,482	202,772
Old Dominion Freight Line, Inc. *	9,382	447,240
SkyWest, Inc.	79,717	880,873
Total Transportation		3,076,622
Utilities - 3.5%
ALLETE, Inc.	5,568	231,016
American States Water Co.	2,884	104,228
Avista Corp.	15,525	397,129
Central Vermont Public Service Corp.	2,514	88,493
CH Energy Group, Inc.	3,723	248,436
El Paso Electric Co.	7,068	229,639
Laclede Group, Inc.	10,126	395,116

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Small Cap Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
New Jersey Resources Corp.	16,606	$740,129
Northwest Natural Gas Co.	4,647	210,974
NorthWestern Corp.	8,095	287,049
Piedmont Natural Gas Co., Inc.	11,344	352,458
South Jersey Industries, Inc.	4,467	223,529
Southwest Gas Corp.	10,671	456,079
UIL Holdings Corp.	11,213	389,764
UniSource Energy Corp.	10,444	381,937
Total Utilities		4,735,976
Total Investments–100.0% (Cost $114,608,004)		135,892,541
Other Assets in Excess of Liabilities–0.0%†		18,021
Net Assets–100.0%		$135,910,562

*	Non-income producing security
†	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

RevenueShares Financials Sector Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.1%
Capital Markets - 11.3%
Ameriprise Financial, Inc.	1,194	$68,213
Bank of New York Mellon Corp.	4,327	104,411
BlackRock, Inc., Class A	306	62,699
Charles Schwab Corp.	2,135	30,680
E*Trade Financial Corp. *	1,444	15,812
Federated Investors, Inc., Class B	272	6,096
Franklin Resources, Inc.	371	46,015
Goldman Sachs Group, Inc.	2,130	264,908
Invesco Ltd.	1,061	28,297
Legg Mason, Inc.	629	17,568
Morgan Stanley	14,270	280,263
Northern Trust Corp.	583	27,663
State Street Corp.	1,470	66,885
T. Rowe Price Group, Inc.	283	18,480
Total Capital Markets		1,037,990
Commercial Banks - 13.2%
BB&T Corp.	2,151	67,520
Comerica, Inc.	521	16,859
Fifth Third Bancorp	3,173	44,581
First Horizon National Corp.	1,028	10,671
Huntington Bancshares, Inc.	3,144	20,279
KeyCorp	3,840	32,640
M&T Bank Corp.	337	29,278
PNC Financial Services Group, Inc.	1,725	111,245
Regions Financial Corp.	8,295	54,664
SunTrust Banks, Inc.	2,723	65,815
U.S. Bancorp	4,447	140,881
Wells Fargo & Co.	17,515	597,962
Zions Bancorporation	828	17,769
Total Commercial Banks		1,210,164
Consumer Finance - 4.8%
American Express Co.	3,756	217,322
Capital One Financial Corp.	2,278	126,976
Discover Financial Services	1,737	57,911
SLM Corp.	2,296	36,185
Total Consumer Finance		438,394
Diversified Financial Services - 25.7%
Bank of America Corp.	77,700	743,589
Citigroup, Inc.	18,949	692,586
CME Group, Inc., Class A	77	22,279
IntercontinentalExchange, Inc. *	62	8,520
JPMorgan Chase & Co.	17,385	799,362
Leucadia National Corp.	443	11,562
Moody's Corp.	357	15,030
NASDAQ OMX Group, Inc. *	847	21,937
NYSE Euronext	1,022	30,670
Total Diversified Financial Services		2,345,535
Insurance - 41.8%
ACE Ltd.	1,553	113,680
Aflac, Inc.	3,062	140,821
Allstate Corp.	6,636	218,457
American International Group, Inc. *	16,205	499,600
AON Corp., Class W	1,524	74,767
Assurant, Inc.	1,381	55,930
Berkshire Hathaway, Inc., Class B *	11,691	948,725
Chubb Corp.	1,327	91,709
Cincinnati Financial Corp.	709	24,468
Genworth Financial, Inc., Class A *	7,536	62,700
Hartford Financial Services Group, Inc.	6,772	142,754
Lincoln National Corp.	2,670	70,381
Loews Corp.	2,431	96,924
Marsh & McLennan Cos., Inc.	2,317	75,974
MetLife, Inc.	11,522	430,347
Principal Financial Group, Inc.	2,061	60,820
Progressive Corp.	4,551	105,492
Prudential Financial, Inc.	4,756	301,483
Torchmark Corp.	439	21,884
Travelers Cos., Inc.	2,867	169,726
Unum Group	2,799	68,520
XL Group PLC, Class A	1,982	42,990
Total Insurance		3,818,152
Paper & Forest Products - 0.4%
Weyerhaeuser Co. (a)	1,899	41,626

Real Estate Investment Trusts - 2.2%
American Tower Corp., Class A	246	15,503
Apartment Investment & Management Co., Class A	287	7,580
AvalonBay Communities, Inc.	46	6,502
Boston Properties, Inc.	107	11,234
Equity Residential	221	13,839
HCP, Inc.	266	10,496
Health Care REIT, Inc.	148	8,134
Host Hotels & Resorts, Inc.	2,013	33,053
Kimco Realty Corp.	311	5,990
Plum Creek Timber Co., Inc.	194	8,063
ProLogis, Inc.	281	10,122
Public Storage	85	11,744
Simon Property Group, Inc.	200	29,136
Ventas, Inc.	172	9,821
Vornado Realty Trust	229	19,282
Total Real Estate Investment Trusts		200,499

Real Estate Management & Development - 0.4%
Cbre Group, Inc., Class A *	1,853	36,986

Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	2,235	16,338
People's United Financial, Inc.	653	8,646
Total Thrifts & Mortgage Finance		24,984
Total Investments–100.1% (Cost $10,071,765)		9,154,330
Liabilities in Excess of Other Assets–(0.1)%		(12,989)
Net Assets–100.0%		$9,141,341

REIT - Real Estate Investment Trust

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

RevenueShares ADR Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–98.5%
Automobiles & Components - 5.4%
Honda Motor Co. Ltd. (a)	16,502	$634,172
Magna International, Inc., Class A	3,658	174,633
Toyota Motor Corp. (a)	16,066	1,394,850
Total Automobiles & Components		2,203,655
Banks - 12.0%
Banco Bilbao Vizcaya Argentaria SA (a)	19,565	156,324
Banco Bradesco SA (a)	29,368	513,940
Banco de Chile (a)	258	24,492
Banco Santander Chile (a)	341	29,357
Banco Santander SA (a)	45,676	350,335
Bancolombia SA (a)	440	28,450
Bank of Montreal	1,893	112,482
Bank of Nova Scotia	2,993	167,728
Barclays PLC (a)	22,047	334,012
Canadian Imperial Bank of Commerce	1,315	100,584
Credicorp Ltd.	164	21,618
HSBC Holdings PLC (a)	11,480	509,597
Itau Unibanco Holding SA (a)	22,514	432,044
Lloyds Banking Group PLC * (a)	150,886	319,878
Mitsubishi UFJ Financial Group, Inc. (a)	60,202	299,806
Mizuho Financial Group, Inc. (a)	52,905	170,883
National Bank of Greece SA * (a)	19,256	51,414
Royal Bank of Canada	3,531	204,975
Royal Bank of Scotland Group PLC * (a)	39,907	352,778
Shinhan Financial Group Co., Ltd. (a)	128	9,869
Sumitomo Mitsui Financial Group, Inc. (a)	29,770	197,673
Toronto-Dominion Bank	2,057	174,742
Westpac Banking Corp. (a)	2,425	275,844
Total Banks		4,838,825
Capital Goods - 3.0%
ABB Ltd. * (a)	11,219	228,980
Embraer SA (a)	1,134	36,265
Koninklijke Philips Electronics NV	9,064	184,452
Kubota Corp. (a)	1,377	66,647
Nidec Corp. (a)	2,238	51,049
Siemens AG (a)	6,207	625,914
Total Capital Goods		1,193,307
Consumer Durables & Apparel - 2.9%
Gildan Activewear, Inc.	362	9,973
Luxottica Group SpA (a)	1,500	54,105
Panasonic Corp. (a)	68,380	632,515
Sony Corp. (a)	23,857	495,510
Total Consumer Durables & Apparel		1,192,103
Consumer Services - 0.3%
Carnival PLC (a)	3,010	96,411
Intercontinental Hotels Group PLC (a)	442	10,263
Tim Hortons, Inc.	324	17,347
Total Consumer Services		124,021
Diversified Financials - 3.7%
Credit Suisse Group AG (a)	10,088	287,609
Deutsche Bank AG	8,012	398,917
ING Groep NV * (a)	49,230	409,594
Nomura Holdings, Inc. (a)	21,112	93,104
ORIX Corp. (a)	634	30,590
UBS AG *	19,741	276,769
Total Diversified Financials		1,496,583
Energy - 33.9%
BP PLC (a)	49,543	2,229,435
Cameco Corp.	632	13,582
Canadian Natural Resources Ltd.	2,391	79,333
Cenovus Energy, Inc.	2,611	93,839
China Petroleum & Chemical Corp. (a)	17,519	1,904,666
CNOOC Ltd. (a)	968	197,753
Ecopetrol SA (a)	3,687	225,239
Enbridge, Inc.	3,150	122,378
Encana Corp.	2,470	48,536
Enerplus Corp.	266	5,964
ENI SpA (a)	19,337	905,358
Imperial Oil Ltd.	3,928	178,292
Nexen, Inc.	2,068	37,948
Penn West Petroleum Ltd.	911	17,828
PetroChina Co. Ltd. (a)	10,946	1,538,241
Petroleo Brasileiro SA, Class A (a)	33,645	859,966
Royal Dutch Shell PLC, Class A (a)	20,326	1,425,462
Royal Dutch Shell PLC, Class B (a)	20,092	1,419,098
Statoil ASA (a)	25,339	686,940
Suncor Energy, Inc. *	7,469	244,236
Talisman Energy, Inc.	3,769	47,490
Tenaris SA (a)	1,471	56,236
Total SA (a)	25,870	1,322,474
TransCanada Corp.	1,287	55,341
Total Energy		13,715,635
Food & Staples Retailing - 0.4%
Delhaize Group SA (a)	3,453	181,628

Food, Beverage & Tobacco - 2.7%
Anheuser-Busch InBev NV (a)	3,352	243,758
BRF - Brasil Foods SA (a)	4,237	84,782
British American Tobacco PLC (a)	1,454	147,174
Diageo PLC (a)	1,074	103,641
Fomento Economico Mexicano SAB de CV (a)	1,327	109,172
Unilever NV	5,847	198,973
Unilever PLC (a)	6,039	199,589
Total Food, Beverage & Tobacco		1,087,089
Health Care Equipment & Services - 0.3%
Fresenius Medical Care AG & Co. KGaA (a)	1,155	81,601
Smith & Nephew PLC (a)	527	26,613
Total Health Care Equipment & Services		108,214
Insurance - 4.8%
Aegon NV, Class G *	37,339	207,605
Aviva PLC (a)	41,073	436,195
China Life Insurance Co. Ltd. (a)	9,083	353,056
Manulife Financial Corp.	22,738	308,100
Prudential PLC (a)	20,504	492,711
Sun Life Financial, Inc.	5,974	141,524
Total Insurance		1,939,191
Materials - 6.3%
Agnico-Eagle Mines Ltd.	341	11,383
Agrium, Inc.	1,109	95,784
ArcelorMittal	27,967	535,009
Barrick Gold Corp.	2,008	87,308
BHP Billiton Ltd. (a)	3,119	225,816
BHP Billiton PLC (a)	3,605	221,275
Cemex SAB de CV * (a)	12,897	100,081
Cia de Minas Buenaventura SA (a)	240	9,674
Cia Siderurgica Nacional SA (a)	5,667	53,610
CRH PLC (a)	6,701	137,437
Eldorado Gold Corp.	487	6,691
Gerdau SA (a)	12,280	118,256
Goldcorp, Inc.	757	34,110
The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares ADR Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
IAMGOLD Corp.	764	$10,153
Kinross Gold Corp.	2,438	23,868
POSCO (a)	2,477	207,325
Potash Corp. of Saskatchewan, Inc.	1,169	53,412
Randgold Resources Ltd. (a)	69	6,071
Rio Tinto PLC (a)	6,571	365,282
Silver Wheaton Corp.	129	4,283
Sociedad Quimica y Minera de Chile SA (a)	225	13,201
Southern Copper Corp.	1,316	41,730
Syngenta AG * (a)	1,263	86,932
Teck Resources Ltd., Class B	1,921	68,503
Yamana Gold, Inc.	851	13,293
Total Materials		2,530,487
Media - 0.7%
Grupo Televisa SAB (a)	1,475	31,093
Pearson PLC (a)	2,876	53,896
Shaw Communications, Inc., Class B	1,413	29,885
Thomson Reuters Corp.	2,892	83,579
WPP PLC (a)	1,388	94,898
Total Media		293,351
Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
AstraZeneca PLC (a)	4,600	204,654
Elan Corp. PLC * (a)	590	8,856
GlaxoSmithKline PLC (a)	6,000	269,460
Novartis AG (a)	6,604	365,928
Novo Nordisk A/S (a)	536	74,348
QIAGEN NV *	480	7,473
Sanofi (a)	7,385	286,169
Shire PLC (a)	256	24,256
Valeant Pharmaceuticals International, Inc. *	284	15,248
Total Pharmaceuticals, Biotechnology & Life Sciences		1,256,392
Real Estate - 0.3%
Brookfield Asset Management, Inc., Class A	3,294	103,992

Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp. (a)	472	7,566
ARM Holdings PLC (a)	177	5,007
ASML Holding NV, Class G	1,013	50,792
STMicroelectronics NV, Class Y	7,282	59,640
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	5,946	90,855
United Microelectronics Corp. (a)	8,502	20,830
Total Semiconductors & Semiconductor Equipment		234,690
Software & Services - 0.3%
SAP AG (a)	1,699	118,624

Technology Hardware & Equipment - 4.7%
Alcatel-Lucent * (a)	54,261	123,172
Canon, Inc. (a)	5,843	278,477
Hitachi Ltd. (a)	11,272	729,186
Kyocera Corp. (a)	1,019	93,962
Nokia OYJ (a)	62,314	342,104
Research In Motion Ltd. *	8,550	125,770
Telefonaktiebolaget LM Ericsson (a)	21,564	222,325
Total Technology Hardware & Equipment		1,914,996
Telecommunication Services - 10.4%
America Movil SAB de CV, Series R (a)	13,664	339,277
BCE, Inc.	3,029	121,342
BT Group PLC (a)	5,668	204,955
China Mobile Ltd. (a)	9,432	519,515
Chunghwa Telecom Co. Ltd. (a)	1,302	40,049
France Telecom SA (a)	26,090	387,436
Nippon Telegraph & Telephone Corp. (a)	32,317	731,010
NTT DoCoMo, Inc. (a)	18,067	301,177
Portugal Telecom SGPS SA (a)	8,568	46,353
Rogers Communications, Inc., Class B	1,996	79,241
Tele Norte Leste Participacoes SA (a)	9,642	109,437
Telecom Italia SpA (a)	22,364	265,461
Telefonica SA (a)	32,049	525,924
TELUS Corp., Class A	1,147	65,195
Vodafone Group PLC (a)	16,710	462,366
Total Telecommunication Services		4,198,738
Transportation - 0.4%
Canadian National Railway Co.	709	56,316
Canadian Pacific Railway Ltd.	414	31,443
Lan Airlines SA (a)	1,186	34,501
Ryanair Holdings PLC * (a)	870	31,564
Total Transportation		153,824
Utilities - 2.3%
Centrais Eletricas Brasileiras SA, Class C (a)	11,161	104,467
Cia Energetica de Minas Gerais (a)	2,311	54,956
CPFL Energia SA (a)	1,464	44,286
Empresa Nacional de Electricidad SA (a)	561	30,283
Enersis SA (a)	3,927	79,286
Korea Electric Power Corp. * (a)	23,550	229,141
National Grid PLC (a)	2,767	139,678
TransAlta Corp.	858	16,105
Veolia Environnement SA (a)	15,108	249,433
Total Utilities		947,635
Total Common Stocks
(Cost $40,286,166)		39,832,980

PREFERRED STOCKS–1.2%
Food, Beverage & Tobacco - 0.2%
Cia de Bebidas das Americas (a)	2,431	100,449
Materials - 0.9%
Vale SA, Class B (a)	16,493	374,226
Utilities - 0.1%
Cia Paranaense de Energia-Copel Preference B (a)	1,097	25,791
Total Preferred Stocks
(Cost $533,189)		500,466
Total Investments–99.7% (Cost $40,819,355)		40,333,446
Other Assets in Excess of Liabilities–0.3%		106,084
Net Assets–100.0%		$40,439,530
The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares ADR Fund
March 31, 2012 (Unaudited)

Country	Value	% of Net Assets
Australia	$501,659	1.2%
Belgium	425,385	1.1
Brazil	2,912,475	7.2
Canada	3,410,179	8.4
Chile	211,119	0.5
China	1,891,298	4.7
Colombia	253,689	0.6
Denmark	74,349	0.2
Finland	342,104	0.8
France	2,368,685	5.9
Germany	1,225,056	3.0
Greece	51,414	0.1
Hong Kong	2,621,933	6.5
Ireland	202,113	0.5
Italy	1,224,924	3.0
Japan	6,208,177	15.4
Jersey Islands	100,968	0.2
Luxembourg	591,245	1.5
Mexico	579,624	1.4
Netherlands	3,903,450	9.7
Norway	686,940	1.7
Peru	31,293	0.1
Portugal	46,353	0.1
South Korea	446,335	1.1
Spain	1,032,583	2.6
Sweden	222,325	0.5
Switzerland	1,305,857	3.2
Taiwan	151,734	0.4
United Kingdom	7,184,871	17.8
United States	125,309	0.3
Total Investments	40,333,446	99.7
Other Assets in Excess of Liabilities	106,084	0.3
Net Assets	$40,439,530	100.0%

(a)	American Depositary Receipt
*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

RevenueShares Navellier Overall A-100 Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%
Banks - 0.5%
Bank of The Ozarks, Inc.	562	$17,568
Texas Capital Bancshares, Inc. *	668	23,126
Total Banks		40,694
Capital Goods - 6.7%
Chart Industries, Inc. *	522	38,278
DXP Enterprises, Inc. *	408	17,744
Edac Technologies Corp. *	1,193	15,592
Generac Holdings, Inc. *	1,081	26,539
Goodrich Corp.	518	64,978
Primoris Services Corp.	3,300	52,998
Transdigm Group, Inc. *	447	51,745
W.W. Grainger, Inc.	1,245	267,438
Total Capital Goods		535,312
Commercial & Professional Services - 1.4%
Copart, Inc. *	1,481	38,610
Mistras Group, Inc. *	774	18,437
Verisk Analytics, Inc., Class A *	1,125	52,841
Total Commercial & Professional Services		109,888
Consumer Durables & Apparel - 6.0%
Arctic Cat, Inc. *	389	16,661
Lululemon Athletica, Inc. *	763	56,981
Polaris Industries, Inc.	1,337	96,465
Smith & Wesson Holding Corp. *	2,141	16,593
Sturm Ruger & Co., Inc.	565	27,741
VF Corp.	1,825	266,413
Total Consumer Durables & Apparel		480,854
Consumer Services - 4.5%
Advance America Cash Advance Centers, Inc.	2,979	31,250
Cedar Fair LP	1,714	50,717
Domino's Pizza, Inc.	1,598	58,007
Melco Crown Entertainment Ltd., Class Participation Certificate * (a)	11,689	159,087
Papa John's International, Inc. *	1,141	42,970
Shuffle Master, Inc. *	769	13,535
Total Consumer Services		355,566
Diversified Financials - 1.1%
Credit Acceptance Corp. *	263	26,565
Main Street Capital Corp.	582	14,335
Marketaxess Holdings, Inc.	510	19,018
Ocwen Financial Corp. *	1,628	25,446
Total Diversified Financials		85,364
Energy - 3.5%
BP Prudhoe Bay Royalty Trust	108	13,523
Ecopetrol SA (a)	3,945	241,000
Mitcham Industries, Inc. *	603	13,543
Rex American Resources Corp. *	466	14,306
Total Energy		282,372
Food & Staples Retailing - 2.1%
Susser Holdings Corp. *	6,458	165,777

Food, Beverage & Tobacco - 7.7%
British American Tobacco PLC (a)	5,342	540,717
Monster Beverage Corp. *	1,118	69,417
Total Food, Beverage & Tobacco		610,134
Health Care Equipment & Services - 11.2%
Healthstream, Inc. *	698	16,187
Humana, Inc.	6,013	556,082
Intuitive Surgical, Inc. *	126	68,260
Mediware Information Systems *	900	13,221
WellCare Health Plans, Inc. *	3,257	234,113
Total Health Care Equipment & Services		887,863
Household & Personal Products - 6.3%
Estee Lauder Cos., Inc., Class A	4,893	303,072
Herbalife Ltd.	1,906	131,171
Nu Skin Enterprises, Inc., Class A	1,145	66,307
Total Household & Personal Products		500,550
Insurance - 0.8%
Amtrust Financial Services, Inc.	1,723	46,314
ProAssurance Corp.	188	16,565
Total Insurance		62,879
Materials - 2.4%
American Vanguard Corp.	698	15,140
Arabian American Development Co. *	1,532	14,217
H.B. Fuller Co.	716	23,506
Schweitzer-Mauduit International, Inc.	246	16,989
Terra Nitrogen Co. LP	193	48,443
U.S. Lime & Minerals, Inc. *	233	13,954
Valhi, Inc.	1,097	58,196
Total Materials		190,445
Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
Akorn, Inc. *	1,292	15,116
Alexion Pharmaceuticals, Inc. *	453	42,066
Biogen IDEC, Inc. *	1,303	164,139
Hi-Tech Pharmacal Co., Inc. *	411	14,767
Jazz Pharmaceuticals PLC *	471	22,829
Medicines Co. *	1,210	24,285
Questcor Pharmaceuticals, Inc. *	333	12,527
Shire PLC (a)	1,180	111,805
Spectrum Pharmaceuticals, Inc. *	1,036	13,085
Viropharma, Inc. *	526	15,817
Total Pharmaceuticals, Biotechnology & Life Sciences		436,436
Real Estate - 0.8%
Altisource Portfolio Solutions SA *	395	23,953
Simon Property Group, Inc. (b)	285	41,519
Total Real Estate		65,472
Retailing - 19.2%
America's Car-Mart, Inc. *	501	22,034
AutoZone, Inc. *	705	262,119
Bed Bath & Beyond, Inc. *	4,130	271,630
Dillard's, Inc., Class A	846	53,315
Genesco, Inc. *	360	25,794
Lithia Motors, Inc., Class A	3,525	92,355
Macy's, Inc.	4,632	184,029
O'Reilly Automotive, Inc. *	2,058	187,998
Sally Beauty Holdings, Inc. *	5,079	125,959
Select Comfort Corp. *	1,554	50,334
Stamps.com, Inc. *	518	14,442
Tractor Supply Co.	1,656	149,968
Ulta Salon Cosmetics & Fragrance, Inc.	793	73,662
Voxx International Corp., Class A *	1,230	16,679
Total Retailing		1,530,318

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Navellier Overall A-100 Fund
March 31, 2012 (Unaudited)

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp. * (a)	736	$14,256

Software & Services - 6.5%
Alliance Data Systems Corp. *	928	116,891
Cardtronics, Inc. *	1,024	26,880
Fair Isaac Corp.	738	32,398
IAC/InterActiveCorp	508	24,938
InfoSpace, Inc. *	1,021	13,079
Liquidity Services, Inc. *	478	21,414
Manhattan Associates, Inc. *	425	20,200
Mastercard, Inc., Class A	503	211,532
NeuStar, Inc., Class A *	753	28,049
Solarwinds, Inc. *	513	19,828
Total Software & Services		515,209
Technology Hardware & Equipment - 9.0%
Apple, Inc. *	917	549,714
FARO Technologies, Inc. *	353	20,590
FEI Co. *	834	40,958
Globecomm Systems, Inc. *	1,433	20,750
Seagate Technology PLC	3,285	88,531
Total Technology Hardware & Equipment		720,543
Transportation - 1.3%
Copa Holdings SA, Class A	312	24,710
Dollar Thrifty Automotive Group, Inc. *	273	22,089
Kirby Corp. *	849	55,856
Total Transportation		102,655
Utilities - 3.1%
CenterPoint Energy, Inc.	12,439	245,297

Total Investments–99.8% (Cost $6,958,941)		7,937,884
Other Assets in Excess of Liabilities–0.2%		13,509
Net Assets–100.0%		$7,951,393

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund’s corresponding benchmark (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of March 31, 2012 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)		Other Significant Observable	Significant Observable
Fund	Common Stock	Preferred Stock	Inputs (Level 2)	Inputs (Level 3)	Total
RevenueShares Large Cap Fund	$ 164,589,036	$ -	$ -	$ -	$ 164,589,036
RevenueShares Mid Cap Fund	141,162,478	-	-	-	141,162,478
RevenueShares Small Cap Fund	135,892,541	-	-	-	135,892,541
RevenueShares Financials Sector Fund	9,154,330	-	-	-	9,154,330
RevenueShares ADR Fund	39,832,980	500,466	-	-	40,333,446
RevenueShares Navellier Overall A-100 Fund	7,937,884	-	-	-	7,937,884

At March 31, 2012, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of March 31, 2012, based on the valuation input Levels assigned to securities on June 30, 2011.

4. FEDERAL INCOME TAX

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RevenueShares Large Cap Fund	$ 138,688,553	$ 29,393,498	$ (3,493,015)	$25,900,483
RevenueShares Mid Cap Fund	114,392,423	28,709,431	(1,939,376)	26,770,055
RevenueShares Small Cap Fund	114,608,004	25,058,586	(3,774,049)	21,284,537
RevenueShares Financials Sector Fund	10,071,765	390,989	(1,308,424)	(917,435)
RevenueShares ADR Fund	40,819,355	3,238,843	(3,724,752)	(485,909)
RevenueShares Navellier Overall A-100 Fund	6,958,941	1,001,066	(22,123)	978,943

5. ADDITIONAL INFORMATION

The Schedules of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

6. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there were no material events that would require disclosure in this report through this date.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	May 24, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	May 24, 2012

By:	/s/ Michael Gompers Michael Gompers Chief Financial Officer

Date:	May 24, 2012